As filed with the Securities and Exchange Commission on January 12, 2005
                                                Securities Act File No. 333-[ ]
                                        Investment Company Act File No. 811-[ ]
===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ________________________

                                    FORM N-2
                            ________________________

                        (Check Appropriate Box or Boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  Pre-Effective Amendment No.
[ ]  Post-Effective Amendment No.
                                     and/or

[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]  Amendment No.

                            ________________________

               THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST (Exact Name of Registrant as Specified in Charter)
                            ________________________

                              One Corporate Center
                            Rye, New York 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 422-3554

                                Bruce N. Alpert
           The Gabelli Global Gold, Natural Resources & Income Trust
                              One Corporate Center
                            Rye, New York 10580-1422
                                 (914) 921-5100
                    (Name and Address of Agent for Service)
                            ________________________

                                   Copies to:

     Richard T. Prins, Esq.            Thomas A. DeCapo, Esq.             James E. McKee, Esq.
Skadden, Arps, Slate, Meagher &        Skadden, Arps, Slate,         The Gabelli Global Gold, Natural
           Flom LLP                     Meagher & Flom LLP           Resources & Income Trust
         4 Times Square                   One Beacon Street            One Corporate Center
    New York, New York 10036         Boston, Massachusetts 02108     Rye, New York 10580-1422
         (212) 735-3000                   (617) 573-4800                  (914) 921-5100

                            ________________________

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)
         [ ] When declared effective pursuant to section 8(c).

If appropriate, check the following box:
         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is __________.

                           ________________________

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
================================================================================
                                         Proposed      Proposed
                                         Maximum       Maximum
                                         Offering      Aggregate     Amount of
                      Amount Being       Price         Offering     Registration
Title of Securities    Registered        Per Share     Price(1)        Fee
-------------------   ------------       ---------     --------    ------------
Common Shares of      [100,000] Shares     $[20]     $[2,000,000]   $[235.40]
Beneficial
Ownership


(1) Estimated solely for the purpose of calculating the registration fee.

________________________

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

================================================================================

===============================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================


                  Subject to Completion, dated January 12,2005

PROSPECTUS                               [__] Shares             [GABELLI LOGO]


               THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & Income Trust

                      Common Shares of Beneficial Interest
                                $[__] per share

         Investment Objective. The Gabelli Global Gold, Natural Resources & Income Trust, or the "Fund," is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. An investment in the Fund is not appropriate for all investors. We cannot assure you that the Fund's objectives will be achieved.

         Investment Adviser. Gabelli Funds, LLC serves as "Investment Adviser" to the Fund. See "Management of the Fund."

         Investment Policies and Strategy. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold industries and the natural resources industries. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in "gold-related" activities. In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers. The Fund may invest in the securities of companies located anywhere in the world. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. When the Fund sells a covered call, it receives income in the form of the premium paid by the buyer of the call, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. See "Investment Objective and Policies."

         No Prior History. The Fund's shares have no history of public trading. SHARES OF CLOSED-END FUNDS OFTEN TRADE AT A DISCOUNT FROM NET ASSET VALUE. THIS CREATES A RISK OF LOSS FOR AN INVESTOR PURCHASING SHARES IN AN INITIAL PUBLIC OFFERING. The Fund expects the common shares to be listed on the [NYSE/Amex], subject to notice of issuance, under the symbol "[__]."

         INVESTING IN THE FUND'S SHARES INVOLVES RISKS. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS" ON PAGE [__] FOR FACTORS THAT SHOULD BE CONSIDERED BEFORE INVESTING IN THE COMMON SHARES OF THE FUND.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             _____________________

                                                      Per Share       Total(1)
                                                      ---------       --------
         Public Offering Price                          $[ ]            $[ ]
         Sales Load (2)                                 $[ ]            $[ ]
         Estimated offering expenses (3)                $[ ]            $[ ]
         Proceeds to the Fund
         (after expenses)                               $[ ]            $[ ]

________________________________________________________________________________
(1) The Fund has granted the Underwriters an option to purchase up to [ ] additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total price to public, sales load, estimated offering and organizational expenses and proceeds, after expenses, to the Fund will be $ [ ], $ [ ], $ [ ] and $ [ ], respectively. See "Underwriting."

(2) Gabelli Funds, LLC has agreed to pay a structuring fee to [    ]. See
"Underwriting."

(3) The aggregate offering expenses (other than sales load) to be incurred by the Fund are estimated to be $[ ].


         The Underwriters expect to deliver the common shares to purchasers on
or about [     ], 2005.

                              ____________________

                                 [UNDERWRITERS]

[       ], 2005

         You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. A Statement of Additional Information, dated [ ], 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this prospectus, by calling (800) GABELLI (422-3554) or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


         YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER TO SELL THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE OF THIS PROSPECTUS.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Prospectus Summary............................................................1
Summary of Fund Expenses.....................................................14
Use of Proceeds..............................................................14
The Fund.....................................................................15
Investment Objective and Policies............................................15
Risk Factors and Special Considerations......................................22
Management of the Fund.......................................................32
Portfolio Transactions.......................................................35
Dividends and Distributions..................................................35
Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.............35
Description of the Shares....................................................36
Anti-Takeover Provisions of the Fund's Governing Documents...................37
Closed-End Fund Structure....................................................38
Repurchase of Common Shares..................................................38
Net Asset Value..............................................................39
Taxation ....................................................................39
Custodian, Transfer Agent and Dividend Disbursing Agent......................42
Underwriting.................................................................42
Legal Matters................................................................44
Independent Registered Public Accounting Firm................................44
Additional Information.......................................................45
Privacy Principles of the Fund...............................................45
Special Note Regarding Forward-Looking Statements............................45
Table of Contents of SAI.....................................................46


         UNTIL [         ], 2005 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS),
ALL DEALERS THAT BUY, SELL OR TRADE THE COMMON SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                               PROSPECTUS SUMMARY

         This is only a summary. This summary may not contain all of the information that you should consider before investing in the common shares. You should review the more detailed information contained in this prospectus and the Statement of Additional Information, dated [ ], 2005 (the "SAI").

The Fund................................    The Gabelli Global Gold, Natural
                                            Resources & Income Trust is a
                                            newly organized, closed-end,
                                            non-diversified management
                                            investment company organized under
                                            the laws of the State of Delaware.
                                            Throughout this prospectus, we
                                            refer to The Gabelli Global Gold,
                                            Natural Resources & Income Trust
                                            as the "Fund" or as "we," "us" or
                                            "our." See "The Fund."

The Offering............................    The Fund is offering common shares
                                            of beneficial interest at an
                                            initial offering price of $[__] per
                                            share through a group of
                                            underwriters (the "Underwriters")
                                            led by [__]. The common shares of
                                            beneficial interest are called
                                            "common shares" in the rest of this
                                            prospectus. You must purchase at
                                            least [100] common shares
                                            ([$2,000]) in order to participate
                                            in this offering. The Fund has
                                            given the Underwriters an option to
                                            purchase up to [__] additional
                                            common shares at the public
                                            offering price, less the sales
                                            load, within 45 days from the date
                                            of this prospectus to cover orders
                                            in excess of [__] common shares.
                                            The Investment Adviser has agreed
                                            to pay offering expenses (other
                                            than the sales load) that exceed $[
                                            ] per common share. See
                                            "Underwriting."

Investment Objective and Policies.......    The Fund's primary investment
                                            objective is to provide a high
                                            level of current income. The Fund's
                                            secondary investment objective is
                                            to seek capital appreciation
                                            consistent with the Fund's strategy
                                            and its primary objective.

                                            Under normal market conditions, the
                                            Fund will attempt to achieve its
                                            objectives by investing 80% of its
                                            assets in equity securities of
                                            companies principally engaged in
                                            the gold industries and the natural
                                            resources industries. The Fund
                                            anticipates that it will invest at
                                            least 25% of its assets in the
                                            equity securities of companies
                                            principally engaged in the
                                            exploration, mining, fabrication,
                                            processing, distribution or trading
                                            of gold or the financing, managing,
                                            controlling or operating of
                                            companies engaged in "gold-related"
                                            activities ("Gold Companies"). In
                                            addition, the Fund anticipates that
                                            it will invest at least 25% of its
                                            assets in the equity securities of
                                            companies principally engaged in
                                            the exploration, production or
                                            distribution of natural resources,
                                            such as gas, oil, paper, forestry
                                            products, metals and minerals as
                                            well as related transportation
                                            companies and equipment
                                            manufacturers ("Natural Resources
                                            Companies"). The Fund may invest in
                                            the securities of companies located
                                            anywhere in the world.

                                            Principally engaged, as used in
                                            this prospectus, means a company
                                            that derives a substantial portion
                                            of its income or devotes a
                                            substantial portion of its assets
                                            to the indicated businesses. Equity
                                            securities may include common
                                            stocks, preferred stocks,
                                            convertible securities, warrants,
                                            depository receipts and equity
                                            interests in Canadian Royalty
                                            Trusts, master limited partnerships
                                            ("MLPs"), grantor trusts and other
                                            entities. The Fund will not invest
                                            more than 25% of its assets in
                                            Canadian Royalty Trusts. Other Fund
                                            investments may include investment
                                            companies, including
                                            exchange-traded funds, securities
                                            of issuers subject to
                                            reorganization or other risk
                                            arbitrage investments, derivative
                                            instruments, debt (including
                                            obligations of the U.S. Government)
                                            and money market instruments. As
                                            part of its investment strategy,
                                            the Fund intends to earn income
                                            through an option strategy of
                                            writing (selling) covered call
                                            options on equity securities in its
                                            portfolio. When the Fund sells a
                                            covered call, it receives income in
                                            the form of the premium paid by the
                                            buyer of the call, but the Fund
                                            forgoes the opportunity to
                                            participate in any increase in the
                                            value of the underlying equity
                                            security above the exercise price
                                            of the option. The Fund may engage
                                            in hedging transactions. See
                                            "Investment Objective and
                                            Policies."

                                            The Fund is intended for investors
                                            seeking a consistent level of
                                            realized total return with an
                                            emphasis on income. It is not
                                            intended for those who wish to play
                                            short-term swings in the stock
                                            market.

                                            The Investment Adviser's investment
                                            philosophy with respect to
                                            selecting investments in the gold
                                            industries and the natural
                                            resources industries is to
                                            emphasize quality and value. In
                                            addition, in making stock
                                            selections, the Investment Adviser
                                            looks for securities that it
                                            believes may have a superior yield,
                                            as well as capital gains potential.

Use of Leverage.........................    The Fund does not currently
                                            anticipate using leverage or
                                            issuing preferred shares.

Dividends and Distributions.............    Commencing with the Fund's initial
                                            dividend, the Fund intends to make
                                            regular monthly cash distributions
                                            of all or a portion of its
                                            investment company taxable income
                                            (which includes ordinary income
                                            and realized short-term capital
                                            gains) to common shareholders. The
                                            Fund also intends to make annual
                                            distributions of its realized
                                            capital gains (which is the excess
                                            of net long-term capital gains over
                                            net short-term capital losses). We
                                            expect to declare the initial
                                            monthly dividend on the Fund's
                                            common shares within approximately
                                            [45] days after completion of this
                                            offering and to pay that initial
                                            monthly dividend approximately [90]
                                            days after completion of this
                                            offering. Various factors will
                                            affect the level of the Fund's
                                            income, such as its asset mix, and
                                            use of hedging strategies. To
                                            permit the Fund to maintain more
                                            stable monthly distributions, the
                                            Fund may from time to time
                                            distribute less than the entire
                                            amount of income earned in a
                                            particular period, which would be
                                            available to supplement future
                                            distributions. As a result, the
                                            distributions paid by the Fund for
                                            any particular monthly period may
                                            be more or less than the amount of
                                            income actually earned by the Fund
                                            during that period. Because the
                                            Fund's distribution policy may be
                                            changed by the Board at any time
                                            and the Fund's income will
                                            fluctuate, there can be no
                                            assurance that the Fund will pay
                                            dividends or distributions at a
                                            particular rate. See "Dividends and
                                            Distributions."

                                            Investment company taxable income
                                            (including dividend income) and
                                            capital gain distributions paid by
                                            the Fund will be automatically
                                            reinvested in additional shares of
                                            the Fund unless a shareholder
                                            elects to receive cash or the
                                            shareholder's broker does not
                                            provide reinvestment services. See
                                            "Automatic Dividend Reinvestment
                                            and Voluntary Cash Purchase Plan."

Use of Proceeds.........................    The Fund will use the net proceeds
                                            from the offering to purchase
                                            portfolio securities in accordance
                                            with its investment objective and
                                            policies. See "Use of Proceeds."

Listing of the Common Shares............    The common shares are expected to
                                            be listed on the [NYSE/Amex],
                                            subject to notice of issuance,
                                            under the trading or "ticker"
                                            symbol "[__]." See "Description of
                                            the Shares."

Market Price of Shares..................    Common shares of closed-end
                                            investment companies often trade at
                                            prices lower than their net asset
                                            value. Common shares of closed-end
                                            investment companies may trade
                                            during some periods at prices
                                            higher than their net asset value
                                            and during other periods at prices
                                            lower than their net asset value.
                                            The Fund cannot assure you that its
                                            common shares will trade at a price
                                            higher than or equal to net asset
                                            value. The Fund's net asset value
                                            will be reduced immediately
                                            following this offering by the
                                            sales load and the amount of the
                                            organizational and offering
                                            expenses paid by the Fund. See "Use
                                            of Proceeds."

                                            In addition to net asset value, the
                                            market price of the Fund's common
                                            shares may be affected by such
                                            factors as the Fund's dividend and
                                            distribution levels (which are
                                            affected by expenses) and
                                            stability, market liquidity, market
                                            supply and demand, unrealized
                                            gains, general market and economic
                                            conditions and other factors. See
                                            "Risk Factors and Special
                                            Considerations," "Description of
                                            the Shares" and "Repurchase of
                                            Common Shares."

                                            The common shares are designed
                                            primarily for long-term investors,
                                            and you should not purchase common
                                            shares of the Fund if you intend to
                                            sell them shortly after purchase.

Risk Factors and
     Special Considerations.............    Risk is inherent in all investing.
                                            Therefore, before investing in
                                            common shares you should consider
                                            the risks carefully.

                                            Industry Risks. The Fund's
                                            investments will be concentrated in
                                            the gold industries and in the
                                            natural resources industries.
                                            Because the Fund is focused in such
                                            industries, it may present more
                                            risks than if it were broadly
                                            diversified over numerous
                                            industries and sectors of the
                                            economy. A downturn in the gold or
                                            natural resources industries would
                                            have a larger impact on the Fund
                                            than on an investment company that
                                            does not concentrate in such
                                            industries.

                                            Under normal market conditions the
                                            Fund will invest at least 25% of
                                            its assets in equity securities of
                                            Gold Companies. Equity securities
                                            of Gold Companies may experience
                                            greater volatility than companies
                                            not involved in the gold
                                            industries. Investments related to
                                            gold are considered speculative and
                                            are affected by a variety of
                                            worldwide economic, financial and
                                            political factors. The price of
                                            gold may fluctuate sharply over
                                            short periods of time due to
                                            changes in inflation or
                                            expectations regarding inflation in
                                            various countries, the availability
                                            of supplies of gold, changes in
                                            industrial and commercial demand,
                                            gold sales by governments, central
                                            banks or international agencies,
                                            investment speculation, monetary
                                            and other economic policies of
                                            various governments and government
                                            restrictions on private ownership
                                            of gold. The Investment Adviser's
                                            judgments about trends in the
                                            prices of securities of Gold
                                            Companies may prove to be
                                            incorrect. At times, the
                                            performance of securities of Gold
                                            Companies will lag the performance
                                            of other industries or the broader
                                            market as a whole.

                                            Under normal market conditions the
                                            Fund will invest at least 25% of
                                            its assets in equity securities of
                                            Natural Resources Companies. A
                                            downturn in the indicated natural
                                            resources industries would have a
                                            larger impact on the Fund than on
                                            an investment company that does not
                                            invest significantly in such
                                            industries. Such industries can be
                                            significantly affected by supply
                                            and demand for the indicated
                                            commodities and related services,
                                            exploration and production
                                            spending, government regulations,
                                            world events and economic
                                            conditions. The oil, paper,
                                            forestry products, metal and
                                            mineral industries can be
                                            significantly affected by events
                                            relating to international political
                                            developments, the success of
                                            exploration projects, commodity
                                            prices, and tax and government
                                            regulations. The stock prices of
                                            Natural Resources Companies may
                                            also experience greater price
                                            volatility than other types of
                                            common stocks. Securities issued by
                                            Natural Resources Companies are
                                            sensitive to changes in the prices
                                            of, and in supply and demand for,
                                            the indicated commodities. The
                                            value of securities issued by
                                            Natural Resources Companies may be
                                            affected by changes in overall
                                            market movements, changes in
                                            interest rates, or factors
                                            affecting a particular industry or
                                            commodity, such as weather,
                                            embargoes, tariffs, policies of
                                            commodity cartels and international
                                            economic, political and regulatory
                                            developments. The Investment
                                            Adviser's judgments about trends in
                                            the prices of these securities and
                                            commodities may prove to be
                                            incorrect. At times, the
                                            performance of securities of
                                            Natural Resources Companies will
                                            lag the performance of other
                                            industries or the broader market as
                                            a whole. See "Risk Factors and
                                            Special Considerations - Industry
                                            Risks."

                                            Supply and Demand Risk. A decrease
                                            in the production of, or
                                            exploitation of, gold, gas, oil,
                                            paper, forestry products, metals or
                                            minerals or a decrease in the
                                            volume of such commodities
                                            available for transportation,
                                            mining, processing, storage or
                                            distribution may adversely impact
                                            the financial performance of the
                                            Fund's investments. Production
                                            declines and volume decreases could
                                            be caused by various factors,
                                            including catastrophic events
                                            affecting production, depletion of
                                            resources, labor difficulties,
                                            environmental proceedings,
                                            increased regulations, equipment
                                            failures and unexpected maintenance
                                            problems, import supply disruption,
                                            increased competition from
                                            alternative energy sources or
                                            commodity prices. Sustained
                                            declines in demand for the
                                            indicated commodities could also
                                            adversely affect the financial
                                            performance of Gold and Natural
                                            Resources Companies over the
                                            long-term. Factors which could lead
                                            to a decline in demand include
                                            economic recession or other adverse
                                            economic conditions, higher fuel
                                            taxes or governmental regulations,
                                            increases in fuel economy, consumer
                                            shifts to the use of alternative
                                            fuel sources, charges in commodity
                                            prices, or weather.

                                            Depletion and Exploration Risk.
                                            Many Gold and Natural Resources
                                            Companies are either engaged in the
                                            production or exploitation of the
                                            particular commodities or are
                                            engaged in transporting, storing,
                                            distributing and processing such
                                            commodities. To maintain or
                                            increase their revenue level, these
                                            companies or their customers need
                                            to maintain or expand their
                                            reserves through exploration of new
                                            sources of supply, through the
                                            development of existing sources,
                                            through acquisitions, or through
                                            long-term contracts to acquire
                                            reserves. The financial performance
                                            of Gold and Natural Resources
                                            Companies may be adversely affected
                                            if they, or the companies to whom
                                            they provide products or services,
                                            are unable to cost-effectively
                                            acquire additional products or
                                            reserves sufficient to replace the
                                            natural decline.

                                            Regulatory Risk. Gold Companies and
                                            Natural Resources Companies may be
                                            subject to extensive government
                                            regulation in virtually every
                                            aspect of their operations,
                                            including how facilities are
                                            constructed, maintained and
                                            operated, environmental and safety
                                            controls, and in some cases the
                                            prices they may charge for the
                                            products and services they provide.
                                            Various governmental authorities
                                            have the power to enforce
                                            compliance with these regulations
                                            and the permits issued under them,
                                            and violators are subject to
                                            administrative, civil and criminal
                                            penalties, including civil fines,
                                            injunctions or both. Stricter laws,
                                            regulations or enforcement policies
                                            could be enacted in the future,
                                            which would likely increase
                                            compliance costs and may adversely
                                            affect the financial performance of
                                            Gold Companies and Natural
                                            Resources Companies.

                                            Commodity Pricing Risk. The
                                            operations and financial
                                            performance of Gold and Natural
                                            Resources Companies may be directly
                                            affected by the prices of the
                                            indicated commodities, especially
                                            those Gold and Natural Resources
                                            Companies for whom the commodities
                                            they own are significant assets.
                                            Commodity prices fluctuate for
                                            several reasons, including changes
                                            in market and economic conditions,
                                            levels of domestic production,
                                            impact of governmental regulation
                                            and taxation, the availability of
                                            transportation systems and, in the
                                            case of oil and gas companies in
                                            particular, conservation measures
                                            and the impact of weather.
                                            Volatility of commodity prices
                                            which may lead to a reduction in
                                            production or supply, may also
                                            negatively affect the performance
                                            of Gold and Natural Resources
                                            Companies which are solely involved
                                            in the transportation, processing,
                                            storing, distribution or marketing
                                            of commodities. Volatility of
                                            commodity prices may also make it
                                            more difficult for Gold and Natural
                                            Resources Companies to raise
                                            capital to the extent the market
                                            perceives that their performance
                                            may be directly or indirectly tied
                                            to commodity prices.

                                            Canadian Royalty Trust Risk.
                                            Canadian Royalty Trusts, like other
                                            types of Natural Resources
                                            Companies, are exposed to pricing
                                            risk, supply and demand risk and
                                            depletion and exploration risk with
                                            respect to their underlying
                                            commodities, among other risks. An
                                            investment in units of Canadian
                                            Royalty Trusts involves some risks
                                            which differ from an investment in
                                            common stock of a corporation.
                                            There are certain regulatory and
                                            tax risks associated with an
                                            investment in Canadian Royalty
                                            Trusts. See "Risk Factors and
                                            Special Considerations - Industry
                                            Risks and Canadian Royalty Trust
                                            Risk."

                                            MLP Risk. MLPs, like other types of
                                            Natural Resources Companies, are
                                            exposed to pricing risk, supply and
                                            demand risk and depletion and
                                            exploration risk with respect to
                                            their underlying commodities, among
                                            other risks. An investment in MLP
                                            units involves some risks which
                                            differ from an investment in the
                                            common stock of a corporation.
                                            Holders of MLP units have limited
                                            control and voting rights on
                                            matters affecting the partnership.
                                            In addition, there are certain tax
                                            risks associated with an investment
                                            in MLP units and conflicts of
                                            interest may exist between common
                                            unit holders and the general
                                            partner, including those arising
                                            from incentive distribution
                                            payments.

                                            Risks Associated with Covered Calls
                                            and Other Options Transactions.
                                            There are several risks associated
                                            with writing covered calls and
                                            entering into other types of option
                                            transactions. For example, there
                                            are significant differences between
                                            the securities and options markets
                                            that could result in an imperfect
                                            correlation between these markets,
                                            resulting in a given transaction
                                            not achieving its objectives. In
                                            addition, a decision as to whether,
                                            when and how to use options
                                            involves the exercise of skill and
                                            judgment, and even a well-conceived
                                            transaction may be unsuccessful
                                            because of market behavior or
                                            unexpected events. As the writer of
                                            a covered call option, the Fund
                                            forgoes, during the option's life,
                                            the opportunity to profit from
                                            increases in the market value of
                                            the security covering the call
                                            option above the exercise price of
                                            the call, but has retained the risk
                                            of loss should the price of the
                                            underlying security decline.

                                            There can be no assurance that a
                                            liquid market will exist when the
                                            Fund seeks to close out an option
                                            position. If the Fund were unable
                                            to close out a covered call option
                                            that it had written on a security,
                                            it would not be able to sell the
                                            underlying security unless the
                                            option expired without exercise.
                                            Reasons for the absence of a liquid
                                            secondary market for
                                            exchange-traded options include the
                                            following: (i) there may be
                                            insufficient trading interest in
                                            certain options; (ii) restrictions
                                            may be imposed by an exchange on
                                            opening transactions or closing
                                            transactions or both; (iii) trading
                                            halts, suspensions or other
                                            restrictions may be imposed with
                                            respect to particular classes or
                                            series of options; (iv) unusual or
                                            unforeseen circumstances may
                                            interrupt normal operations on an
                                            exchange; (v) the trading
                                            facilities may not be adequate to
                                            handle current trading volume; or
                                            (vi) the relevant exchange could
                                            discontinue the trading of options.
                                            In addition, the Fund's ability to
                                            terminate over-the-counter options
                                            may be more limited than with
                                            exchange-traded options and may
                                            involve the risk that
                                            counterparties participating in
                                            such transactions will not fulfill
                                            their obligations.

                                            To the extent that the Fund
                                            purchases options pursuant to a
                                            hedging strategy, the Fund will be
                                            subject to the following additional
                                            risks. If a put or call option
                                            purchased by the Fund is not sold
                                            when it has remaining value, and if
                                            the market price of the underlying
                                            security remains equal to or
                                            greater than the exercise price (in
                                            the case of a put), or remains less
                                            than or equal to the exercise price
                                            (in the case of a call), the Fund
                                            will lose its entire investment in
                                            the option.

                                            Also, where a put or call option on
                                            a particular security is purchased
                                            to hedge against price movements in
                                            that or a related security, the
                                            price of the put or call option may
                                            move more or less than the price of
                                            the security. If restrictions on
                                            exercise are imposed, the Fund may
                                            be unable to exercise an option it
                                            has purchased. If the Fund is
                                            unable to close out an option that
                                            it has purchased on a security, it
                                            will have to exercise the option in
                                            order to realize any profit or the
                                            option may expire worthless. See
                                            "Risk Factors and Special
                                            Considerations - Risks Associated
                                            with Options on Securities."

                                            Limitation on Option Writing Risk.
                                            The number of covered call options
                                            the Fund can write is limited by
                                            the number of shares of common
                                            stock the Fund holds, and further
                                            limited by the fact that all
                                            options represent 100 share lots of
                                            the underlying common stock.
                                            Furthermore, the Fund's covered
                                            calls and other options
                                            transactions will be subject to
                                            limitations established by each of
                                            the exchanges, boards of trade or
                                            other trading facilities on which
                                            such options are traded. As a
                                            result, the number of options which
                                            the Fund may write or purchase may
                                            be affected by options written or
                                            purchased by it and other
                                            investment advisory clients of the
                                            Investment Adviser. An exchange,
                                            board of trade or other trading
                                            facility may order the liquidation
                                            of positions found to be in excess
                                            of these limits, and it may impose
                                            certain other sanctions. See "Risk
                                            Factors and Special Considerations
                                            - Risks Associated with Options on
                                            Securities - Limitation on Option
                                            Writing Risk."

                                            Equity Risk. Investing in the Fund
                                            involves equity risk, which is the
                                            risk that the securities held by
                                            the Fund will fall in market value
                                            due to adverse market and economic
                                            conditions, perceptions regarding
                                            the industries in which the issuers
                                            of securities held by the Fund
                                            participate and the particular
                                            circumstances and performance of
                                            particular companies whose
                                            securities the Fund holds. An
                                            investment in the Fund represents
                                            an indirect economic stake in the
                                            securities owned by the Fund, which
                                            are for the most part traded on
                                            securities exchanges or in the
                                            over-the-counter markets. The
                                            market value of these securities,
                                            like other market investments, may
                                            move up or down, sometimes rapidly
                                            and unpredictably. The net asset
                                            value of the Fund may at any point
                                            in time be worth less than the
                                            amount at the time the shareholder
                                            invested in the Fund, even after
                                            taking into account any
                                            reinvestment of distributions. See
                                            "Risk Factors and Special
                                            Considerations - Equity Risk."

                                            Foreign Securities Risk. Because
                                            many of the world's Gold Companies
                                            and Natural Resources Companies
                                            are located outside of the United
                                            States, the Fund expects that a
                                            significant portion of its
                                            investments may be in securities
                                            that are traded in foreign markets
                                            and that are not subject to the
                                            requirements of the U.S.
                                            securities laws, markets and
                                            accounting requirements ("Foreign
                                            Securities"). Such investments
                                            involve certain risks not involved
                                            in domestic investments.
                                            Securities markets in certain
                                            foreign countries are not as
                                            developed, efficient or liquid as
                                            securities markets in the U.S.
                                            Therefore, the prices of Foreign
                                            Securities may be more volatile.
                                            In addition, with respect to these
                                            securities, the Fund will be
                                            subject to risks associated with
                                            adverse political and economic
                                            developments in foreign countries,
                                            which could cause the Fund to lose
                                            money on its investments in
                                            Foreign Securities. See "Risk
                                            Factors and Special Considerations
                                            - Foreign Securities Risk."

                                            Emerging Markets Risk. The Fund
                                            will not invest more than 20% of
                                            its assets in securities of issuers
                                            located or having significant
                                            operations in "emerging markets."
                                            Investing in securities of
                                            companies in emerging markets may
                                            entail special risks relating to
                                            potential political and economic
                                            instability and the risks of
                                            expropriation, nationalization,
                                            confiscation or the imposition of
                                            restrictions on foreign investment,
                                            the lack of hedging instruments and
                                            restrictions on repatriation of
                                            capital invested. Emerging
                                            securities markets are
                                            substantially smaller, less
                                            developed, less liquid and more
                                            volatile than the major securities
                                            markets. The limited size of
                                            emerging securities markets and
                                            limited trading value compared to
                                            the volume of trading in U.S.
                                            securities could cause prices to be
                                            erratic for reasons apart from
                                            factors that affect the quality of
                                            the securities. For example,
                                            limited market size may cause
                                            prices to be unduly influenced by
                                            traders who control large
                                            positions. Adverse publicity and
                                            investors' perceptions, whether or
                                            not based on fundamental analysis,
                                            may decrease the value and
                                            liquidity of portfolio securities,
                                            especially in these markets. Other
                                            risks include high concentration of
                                            market capitalization and trading
                                            volume in a small number of issuers
                                            representing a limited number of
                                            industries, as well as a high
                                            concentration of investors and
                                            financial intermediaries;
                                            over-dependence on exports,
                                            including gold and natural
                                            resources exports, making these
                                            economies vulnerable to changes in
                                            commodity prices; overburdened
                                            infrastructure and obsolete or
                                            unseasoned financial systems;
                                            environmental problems; less
                                            developed legal systems; and less
                                            reliable securities custodial
                                            services and settlement practices.

                                            Foreign Currency Risk. The Fund
                                            expects to invest in companies
                                            whose securities are denominated or
                                            quoted in currencies other than
                                            U.S. dollars or have significant
                                            operations or markets outside of
                                            the U.S. In such instances, the
                                            Fund will be exposed to currency
                                            risk, including the risk of
                                            fluctuations in the exchange rate
                                            between U.S. dollars (in which the
                                            Fund's shares are denominated) and
                                            such foreign currencies and the
                                            risk of currency devaluations.
                                            Certain non-U.S. currencies,
                                            primarily in developing countries,
                                            have been devalued in the past and
                                            might face devaluation in the
                                            future. Currency devaluations
                                            generally have a significant and
                                            adverse impact on the devaluing
                                            country's economy in the short and
                                            intermediate term and on the
                                            financial condition and results of
                                            companies' operations in that
                                            country. Currency devaluations may
                                            also be accompanied by significant
                                            declines in the values and
                                            liquidity of equity and debt
                                            securities of affected governmental
                                            and private sector entities
                                            generally. To the extent that
                                            affected companies have obligations
                                            denominated in currencies other
                                            than the devalued currency, those
                                            companies may also have difficulty
                                            in meeting those obligations under
                                            such circumstances, which in turn
                                            could have an adverse effect upon
                                            the value of the Fund's investments
                                            in such companies. There can be no
                                            assurance that current or future
                                            developments with respect to
                                            foreign currency devaluations will
                                            not impair the Fund's investment
                                            flexibility, its ability to achieve
                                            its investment objective or the
                                            value of certain of its foreign
                                            currency denominated investments.
                                            See "Risk Factors and Special
                                            Considerations - Foreign Currency
                                            Risk."

                                            Dependence on Key Personnel. The
                                            Investment Adviser is dependent
                                            upon the expertise of Mr. Mario J.
                                            Gabelli. If the Investment Adviser
                                            were to lose the services of Mr.
                                            Gabelli, it could be adversely
                                            affected. There can be no assurance
                                            that a suitable replacement could
                                            be found for Mr. Gabelli in the
                                            event of his death, resignation,
                                            retirement or inability to act on
                                            behalf of the Investment Adviser.
                                            See "Risk Factors and Special
                                            Considerations - Dependence on Key
                                            Personnel."

                                            Market Discount Risk. Whether
                                            investors will realize gains or
                                            losses upon the sale of common
                                            shares of the Fund will depend upon
                                            the market price of the shares at
                                            the time of sale, which may be less
                                            or more than the Fund's net asset
                                            value per share. Since the market
                                            price of the common shares will be
                                            affected by such factors as the
                                            Fund's dividend and distribution
                                            levels (which are in turn affected
                                            by expenses) and stability, net
                                            asset value, market liquidity, the
                                            relative demand for and supply of
                                            the common shares in the market,
                                            unrealized gains, general market
                                            and economic conditions and other
                                            factors beyond the control of the
                                            Fund, the Fund cannot predict
                                            whether the common shares will
                                            trade at, below or above net asset
                                            value or at, below or above the
                                            public offering price. Shares of
                                            closed-end funds often trade at a
                                            discount from their net asset value
                                            and the Fund's shares may trade at
                                            such a discount. This risk may be
                                            greater for investors expecting to
                                            sell their common shares of the
                                            Fund soon after completion of the
                                            public offering. The common shares
                                            of the Fund are designed primarily
                                            for long-term investors, and
                                            investors in the common shares
                                            should not view the Fund as a
                                            vehicle for trading purposes. See
                                            "Risk Factors and Special
                                            Considerations - Market Discount
                                            Risk."

                                            Common Stock Risk. Common stock of
                                            an issuer in the Fund's portfolio
                                            may decline in price for a variety
                                            of reasons including if the issuer
                                            fails to make anticipated dividend
                                            payments. Common stock is
                                            structurally subordinated as to
                                            income and residual value to
                                            preferred stock and debt in a
                                            company's capital structure and
                                            therefore will be subject to
                                            greater dividend risk than
                                            preferred stock or debt instruments
                                            of such issuers. While common stock
                                            has historically generated higher
                                            average returns over long
                                            measurement periods than fixed
                                            income securities, common stock has
                                            also experienced significantly more
                                            volatility in those returns. See
                                            "Risk Factors and Special
                                            Considerations - Common Stock
                                            Risk."

                                            Convertible Securities Risk.
                                            Convertible Securities generally
                                            offer lower interest or dividend
                                            yields than non-convertible
                                            securities of similar quality. The
                                            market values of convertible
                                            securities tend to decline as
                                            interest rates increase and,
                                            conversely, to increase as
                                            interest rates decline. In the
                                            absence of adequate anti-dilution
                                            provisions in a convertible
                                            security, dilution in the value of
                                            the Fund's holding may occur in
                                            the event the underlying stock is
                                            subdivided, additional equity
                                            securities are issued for below
                                            market value, a stock dividend is
                                            declared, or the issuer enters
                                            into another type of corporate
                                            transaction that has a similar
                                            effect. See "Risk Factors and
                                            Special Considerations -
                                            Convertible Securities Risk."

                                            Long-Term Objective; Not a Complete
                                            Investment Program. The Fund is
                                            intended for investors seeking a
                                            high level of current income. The
                                            Fund is not meant to provide a
                                            vehicle for those who wish to play
                                            short-term swings in the stock
                                            market. An investment in shares of
                                            the Fund should not be considered a
                                            complete investment program. Each
                                            shareholder should take into
                                            account the Fund's investment
                                            objective as well as the
                                            shareholder's other investments
                                            when considering an investment in
                                            the Fund. See "Risk Factors and
                                            Special Considerations - Long-term
                                            Objective; Not a Complete
                                            Investment Program."

                                            No Operating History. The Fund is a
                                            newly organized, non-diversified,
                                            closed-end management investment
                                            company with no operating history
                                            and no prior history of public
                                            trading. See "Risk Factors and
                                            Special Considerations - No
                                            Operating History."

                                            Management Risk. The Fund is
                                            subject to management risk because
                                            its portfolio will be actively
                                            managed. The Investment Adviser
                                            will apply investment techniques
                                            and risk analyses in making
                                            investment decisions for the Fund,
                                            but there can be no guarantee that
                                            these will produce the desired
                                            results. See "Risk Factors and
                                            Special Considerations -
                                            Management Risk."

                                            Income Risk. The income
                                            shareholders receive from the Fund
                                            is expected to be based primarily
                                            on income the Fund earns from its
                                            investment strategy of writing
                                            covered calls and, to a lesser
                                            extent, dividends and other
                                            distributions received from its
                                            investments. If the Fund's covered
                                            call strategy fails to generate
                                            sufficient income or the
                                            distribution rates or yields of the
                                            Fund's holdings decrease,
                                            shareholders' income from the Fund
                                            could decline. See "Risk Factors
                                            and Special Considerations -
                                            Income Risk."

                                            Non-Diversified Status. As a
                                            non-diversified investment company
                                            under the 1940 Act, the Fund may
                                            invest a greater portion of its
                                            assets in a more limited number of
                                            issuers than may a diversified
                                            fund, and accordingly, an
                                            investment in the Fund may, under
                                            certain circumstances, present
                                            greater risk to an investor than an
                                            investment in a diversified
                                            company. See "Risk Factors and
                                            Special Considerations - Risks of
                                            Investing in the Fund -
                                            Non-Diversified Status."

                                            Distribution Risk for Equity Income
                                            Portfolio Securities. The Fund
                                            intends to invest in the shares of
                                            issuers that pay dividends or other
                                            distributions. Such dividends or
                                            other distributions are not
                                            guaranteed and an issuer may forgo
                                            paying dividends or other
                                            distributions at any time and for
                                            any reason. See "Risk Factors and
                                            Special Considerations -
                                            Distribution Risk for Equity Income
                                            Portfolio Securities."

                                            Special Risks Related to Preferred
                                            Securities. Special risks
                                            associated with investing in
                                            preferred securities include
                                            deferral of distributions or
                                            dividend payments, in some cases
                                            the right of an issuer never to pay
                                            missed dividends, subordination to
                                            debt and other liabilities,
                                            illiquidity, limited voting rights
                                            and redemption by the issuer.
                                            Because the Fund has no limit on
                                            its investment in non-cumulative
                                            preferred securities, the amount of
                                            dividends the Fund pays may be
                                            adversely affected if an issuer of
                                            a non-cumulative preferred stock
                                            held by the Fund determines not to
                                            pay dividends on such stock. There
                                            is no assurance that dividends or
                                            distributions on preferred stock in
                                            which the Fund invests will be
                                            declared or otherwise made payable.
                                            See "Risk Factors and Special
                                            Considerations - Special Risks
                                            Related to Preferred Securities."

                                            Interest Rate Risk. Interest rate
                                            risk is the risk that fixed income
                                            securities and equity securities,
                                            including in particular income
                                            producing equity securities, will
                                            decline in value because of changes
                                            in market interest rates. When
                                            market interest rates rise, the
                                            market value of such securities
                                            generally will fall.

                                            During periods of declining
                                            interest rates, the issuer of a
                                            preferred stock or fixed income
                                            security may be able to exercise an
                                            option to prepay principal earlier
                                            than scheduled, forcing the Fund to
                                            reinvest in lower yielding
                                            securities. This is known as call
                                            or prepayment risk. During periods
                                            of rising interest rates, the
                                            average life of certain types of
                                            securities may be extended because
                                            of slower than expected principal
                                            payments. This may prolong the
                                            length of time the security pays a
                                            below market interest rate,
                                            increase the security's duration
                                            and reduce the value of the
                                            security. This is known as
                                            extension risk. See "Risk Factors
                                            and Special Considerations -
                                            Interest Rate Risk."

                                            Inflation Risk. Inflation risk is
                                            the risk that the value of assets
                                            or income from investments will be
                                            worth less in the future as
                                            inflation decreases the value of
                                            money. As inflation increases, the
                                            real value of the Fund's shares and
                                            distributions thereon can decline.
                                            In addition, during any periods of
                                            rising inflation, dividend rates of
                                            any variable rate preferred stock
                                            or debt securities issued by the
                                            Fund would likely increase, which
                                            would tend to further reduce
                                            returns to common shareholders. See
                                            "Risk Factors and Special
                                            Considerations - Inflation Risk."

                                            Illiquid Investments. Although the
                                            Fund expects that its portfolio
                                            will primarily be comprised of
                                            liquid securities, the Fund may
                                            invest up to 15% of its net assets
                                            in unregistered securities and
                                            otherwise illiquid investments.
                                            Unregistered securities are
                                            securities that cannot be sold
                                            publicly in the United States
                                            without registration under the
                                            Securities Act of 1933.
                                            Unregistered securities generally
                                            can be resold only in privately
                                            negotiated transactions with a
                                            limited number of purchasers or in
                                            a public offering registered under
                                            the Securities Act of 1933.
                                            Considerable delay could be
                                            encountered in either event and,
                                            unless otherwise contractually
                                            provided for, the Fund's proceeds
                                            upon sale may be reduced by the
                                            costs of registration or
                                            underwriting discounts. The
                                            difficulties and delays associated
                                            with such transactions could
                                            result in the Fund's inability to
                                            realize a favorable price upon
                                            disposition of unregistered
                                            securities, and at times might
                                            make disposition of such
                                            securities impossible. See "Risk
                                            Factors and Special Considerations
                                            - Illiquid Investments."

                                            Risk Arbitrage. To the extent
                                            consistent with the Fund's
                                            investment objective and policies,
                                            the Fund may invest in securities
                                            pursuant to "risk arbitrage"
                                            strategies or in other investment
                                            funds managed pursuant to such
                                            strategies. Risk arbitrage
                                            strategies attempt to exploit
                                            merger activity to capture the
                                            spread between current market
                                            values of securities and their
                                            values after successful completion
                                            of a merger, restructuring or
                                            similar corporate transaction. A
                                            merger or other restructuring or
                                            tender or exchange offer
                                            anticipated by the Fund and in
                                            which it holds an arbitrage
                                            position may not be completed on
                                            the terms contemplated or within
                                            the time frame anticipated,
                                            resulting in losses to the Fund.
                                            See "Risk Factors and Special
                                            Considerations - Risk Arbitrage."

                                            Investment Companies. The Fund may
                                            invest up to 10% of its assets in
                                            the securities of other investment
                                            companies, including exchange
                                            traded funds. To the extent the
                                            Fund invests in the common equity
                                            of investment companies, the Fund
                                            will bear its ratable share of any
                                            such investment company's
                                            expenses, including management
                                            fees. The Fund will also remain
                                            obligated to pay management fees
                                            to the Investment Adviser with
                                            respect to the assets invested in
                                            the securities of other investment
                                            companies. In these circumstances,
                                            holders of the Fund's common
                                            shares will be in effect subject
                                            to duplicative investment
                                            expenses. See "Risk Factors and
                                            Special Considerations -
                                            Investment Companies."

                                            Special Risks of Derivative
                                            Transactions. The Fund may
                                            participate in derivative
                                            transactions. Such transactions
                                            entail certain execution, market,
                                            liquidity, hedging and tax risks.
                                            Participation in the options or
                                            futures markets and in currency
                                            exchange transactions involves
                                            investment risks and transaction
                                            costs to which the Fund would not
                                            be subject absent the use of these
                                            strategies. If the Investment
                                            Adviser's prediction of movements
                                            in the direction of the securities,
                                            foreign currency and interest rate
                                            markets is inaccurate, the
                                            consequences to the Fund may leave
                                            the Fund in a worse position than
                                            if it had not used such strategies.
                                            See "Risk Factors and Special
                                            Considerations - Special Risks of
                                            Derivative Transactions."

                                            Lower Grade Securities. The Fund
                                            may invest no more than 10% of its
                                            assets in fixed income securities
                                            rated in the lower rating
                                            categories of recognized
                                            statistical rating agencies or
                                            unrated securities of comparable
                                            quality, and an unlimited
                                            percentage of its assets in
                                            convertible bonds of such quality.
                                            These high yield securities, also
                                            sometimes referred to as "junk
                                            bonds," generally pay a premium
                                            above the yields of U.S. government
                                            securities or debt securities of
                                            investment grade issuers because
                                            they are subject to greater risks
                                            than these securities. See "Risk
                                            Factors and Special Considerations
                                            - Lower Grade Securities."

                                            Current Developments. As a result
                                            of the terrorist attacks on the
                                            World Trade Center and the Pentagon
                                            on September 11, 2001, some of the
                                            U.S. Securities Markets were closed
                                            for a four-day period. These
                                            terrorists attacks, the war in Iraq
                                            and its aftermath and other
                                            geopolitical events have led to,
                                            and may in the future lead to,
                                            increased short-term market
                                            volatility and may have long-term
                                            effects on U.S. and world economies
                                            and markets. The nature, scope and
                                            duration of the war and occupation
                                            cannot be predicted with any
                                            certainty. Similar events in the
                                            future or other disruptions of
                                            financial markets could affect
                                            interest rates, securities
                                            exchanges, auctions, secondary
                                            trading, ratings, credit risk,
                                            inflation, energy prices and other
                                            factors relating to the common
                                            shares. See "Risk Factors and
                                            Special Considerations - Current
                                            Developments."

                                            Anti-takeover Provisions. The
                                            Fund's governing documents include
                                            provisions that could limit the
                                            ability of other entities or
                                            persons to acquire control of the
                                            Fund or convert the Fund to an
                                            open-end fund. See "Risk Factors
                                            and Special Considerations -
                                            Anti-takeover Provisions" and
                                            "Anti-takeover Provisions of the
                                            Fund's Governing Documents."

Management and Fees.....................    Gabelli Funds, LLC serves as the
                                            Fund's Investment Adviser and is
                                            compensated for its services and
                                            its related expenses at an annual
                                            rate of 1.00% of the Fund's average
                                            weekly total assets. The Investment
                                            Adviser is responsible for
                                            administration of the Fund and
                                            currently utilizes and pays the
                                            fees of a third party sub-
                                            administrator. See "Management
                                            of the Fund."

                                            The Securities and Exchange
                                            Commission (the "SEC"), the New
                                            York Attorney General and officials
                                            of other states have been
                                            conducting inquiries into, and
                                            bringing enforcement and other
                                            proceedings regarding, trading
                                            abuses involving open-end
                                            investment companies. The
                                            Investment Adviser has received
                                            information requests and subpoenas
                                            from the New York Attorney General
                                            and the SEC in connection with
                                            these inquiries. The Investment
                                            Adviser and its affiliates have
                                            been complying with these requests
                                            and have implemented additional
                                            compliance policies and procedures
                                            in response to recent industry
                                            initiatives and their internal
                                            reviews of their mutual fund
                                            practices in a variety of areas.
                                            For further details, see
                                            "Management of the Fund -
                                            Regulatory Matters."

Repurchase of Common
     Shares and Anti-takeover
     Provisions.........................    The Fund's Board of Trustees has
                                            authorized the Fund to repurchase
                                            its common shares in the open
                                            market when the common shares are
                                            trading at a discount of 7 1/2% or
                                            more from net asset value (or such
                                            other percentage as the Board of
                                            Trustees may determine from time to
                                            time). Such repurchases are subject
                                            to certain notice and other
                                            requirements under the Investment
                                            Company Act of 1940, as amended
                                            (the "1940 Act"). See "Repurchase
                                            of Common Shares."

                                            Certain provisions of the Fund's
                                            Agreement and Declaration of Trust
                                            and By-Laws (collectively, the
                                            "Governing Documents") may be
                                            regarded as "anti-takeover"
                                            provisions. Pursuant to these
                                            provisions, only one of three
                                            classes of Trustees is elected each
                                            year, and the affirmative vote of
                                            the holders of 75% of the
                                            outstanding shares of the Fund are
                                            necessary to authorize the
                                            conversion of the Fund from a
                                            closed-end to an open-end
                                            investment company or to authorize
                                            certain transactions between the
                                            Fund and a beneficial owner of more
                                            than 5% of any class of the Fund's
                                            capital stock. The overall effect
                                            of these provisions is to render
                                            more difficult the accomplishment
                                            of a merger with, or the assumption
                                            of control by, a principal
                                            shareholder. These provisions may
                                            have the effect of depriving Fund
                                            common shareholders of an
                                            opportunity to sell their shares at
                                            a premium to the prevailing market
                                            price. See "Anti-takeover
                                            Provisions of the Fund's Governing
                                            Documents."

Custodian, Transfer Agent and
     Dividend Disbursing Agent..........    [__] located at [__] serves as the
                                            custodian (the "Custodian") of the
                                            Fund's assets pursuant to a custody
                                            agreement. Under the custody
                                            agreement, the Custodian holds the
                                            Fund's assets in compliance with
                                            the 1940 Act. For its services, the
                                            Custodian will receive a monthly
                                            fee paid by the Fund based upon,
                                            among other things, the average
                                            value of the total assets of the
                                            Fund, plus certain charges for
                                            securities transactions.

                                            [__] located at [__] serves as the
                                            Fund's distribution disbursing
                                            agent, as agent under the Fund's
                                            automatic dividend reinvestment and
                                            voluntary cash purchase plan and as
                                            transfer agent and registrar with
                                            respect to the common shares of the
                                            Fund.

                            SUMMARY OF FUND EXPENSES

         The following table shows The Gabelli Global Gold, Natural Resources & Income Trust, or the "Fund," expenses as a percentage of net assets attributable to common shares. Because the Fund has no operating history, the following tables are based on the assumption that the Fund has issued [__] common shares.

Shareholder Transaction Expenses
         Sales Load Paid by You
           (as a percentage of offering price).....................      [  ]%
         Offering Expenses Borne by the Fund
           (as a percentage of offering price)*....................      [  ]%
         Dividend Reinvestment Plan Fees...........................      None**


                                                      Percentage of Net Assets
                                                   Attributable to Common Shares
                                                   -----------------------------

Annual Expenses
         Management Fees  .....................             [    ]%
         Other Expenses........................             [    ]%
         Total Annual Expenses.................             [    ]%

___________
* Gabelli Funds, LLC, the Fund's Investment Adviser, has agreed to pay all of the Fund's organizational expenses and the amount of the Fund's offering costs (other than the sales load) that exceed $[__] per share of common stock ([__]% of the offering price).

** You will be charged a $[__] service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

         The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues [__] common shares. If the Fund issues fewer common shares, all other things being equal, these expenses would increase.

         The following example illustrates the expenses (including the sales load of $[__] and estimated offering and organizational expenses of this offering of $[__]) that an investor would pay on a $1,000 investment in common shares, assuming (1) net annual expenses of [__]% of net assets attributable to common shares and (2) a 5% annual portfolio total return.*

                                   1 Year      3 Years      5 Years     10 Years
                                   ------      -------      -------     --------

Total Expenses Incurred ........    $[    ]      $[    ]     $[    ]     $[    ]
___________

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.


                                USE OF PROCEEDS

         The net proceeds of the offering are estimated at approximately $[__] ($[__] if the Underwriters exercise the overallotment option in full), after deduction of the sales load and estimated offering and organizational expenses payable by the Fund. The Investment Adviser expects that it will initially invest the proceeds of the offering in high quality short-term debt securities and instruments. The Investment Adviser anticipates that the investment of the proceeds will be made in accordance with the Fund's investment objective and policies as appropriate investment opportunities are identified, which is expected to substantially be completed within [three] months; however, changes in market conditions could result in the Fund's anticipated investment period extending to as long as [six] months.

                                    THE FUND

         The Fund is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware statutory trust on January 4, 2005, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at One Corporate Center, Rye, New York, 10580-1422 and its telephone number is (800) 422-3554.

                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

         The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold industries and the natural resources industries. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in "gold-related" activities. In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers. The Fund may invest in the securities of companies located anywhere in the world. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in Canadian Royalty Trusts, Master Limited Partnerships ("MLPs"), grantor trusts and other entities. Other Fund investments may include investment companies, securities of issuers subject to reorganization or other risk arbitrage investments, certain derivative instruments, debt (including obligations of the U.S. Government) and money market instruments.

         As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. When the Fund sells a covered call, it receives income in the form of the premium paid by the buyer of the call, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. The Fund may engage in hedging transactions.

Investment Methodology of the Fund

         In selecting securities for the Fund, the Investment Adviser normally will consider the following factors, among others:

         o    the industry of the issuer of a security;

         o    the interest or dividend income generated by the securities;

         o    the potential for capital appreciation of the securities;

         o the prices of the securities relative to other comparable securities;

         o whether the securities are entitled to the benefits of call protection or other protective covenants;

         o the existence of any anti-dilution protections or guarantees of the security; and

         o the number and size of investments of the portfolio as to issuers.

         The Investment Adviser's investment philosophy with respect to selecting investments in the gold industries and the natural resources industries is to emphasize quality and value. In addition, in making stock selections, the Investment Adviser looks for securities that have a superior yield, as well as capital gains potential.

Certain Investment Practices

         Gold Industry Concentration. Under normal market conditions the Fund will invest at least 25% of its assets in the equity securities of Gold Companies. "Gold Companies" are those that are principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold, or the financing, managing, controlling or operating of companies engaged in "gold-related" activities. The Fund's investments in Gold Companies will generally be in the common equity of Gold Companies, but the Fund may also invest in preferred stocks, securities convertible into common stocks, and securities such as rights and warrants that have common stock characteristics.

         In selecting investments in Gold Companies for the Fund, the Investment Adviser focuses on stocks that are undervalued, but which appear to have favorable prospects for growth. Factors considered in this determination include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management and ability to create shareholder wealth. Because most of the world's gold production is outside of the United States, the Fund expects that a significant portion of its investments in Gold Companies may be invested in securities of foreign issuers, including those located in developed as well as emerging markets. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Investment Adviser's judgment. Among other things, the Investment Adviser will consider the economic stability and economic outlook of these countries and regions. See "Risk Factors and Special Considerations - Industry Risks."

         Natural Resources Industries Concentration. Under normal market conditions, the Fund will invest at least 25% of its assets in equity securities of Natural Resources Companies. "Natural Resources Companies" are those that are principally engaged in the exploration, production or distribution of energy or natural resources, such as gas, oil, paper, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers.

         Principally engaged, as used in this prospectus, means a company that derives a substantial portion of its income or devotes a substantial portion of its assets to gold or natural resources related activities, as the case may be.

         Canadian Royalty Trusts and MLPs. The Fund intends to invest up to 25% of its assets in equity interests in Canadian Royalty Trusts and also to invest in equity interests in MLPs. A Canadian Royalty Trust is a royalty trust whose securities are generally listed on a [Canadian] securities exchange and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. These trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on a Canadian Royalty Trust's units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. As a result of distributing the bulk of its cash flow to unitholders, the ability of a Canadian Royalty Trust to finance internal growth through exploration is limited. Therefore, Canadian Royalty Trusts typically grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt.

         MLPs in which the Fund intends to invest will be limited partnerships (or limited liability companies taxable as partnerships), the units of which will generally be listed and traded on a U.S. securities exchange. MLPs normally derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner typically controls the operations and management of the MLP. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels.

         Covered Calls. The Fund currently intends to employ an option strategy of writing (selling) covered call options on common stocks. The Fund seeks to produce current income generated from option writing premiums. A covered call is the selling of a call to purchase an underlying security that the Fund owns.

          Income Securities. Although it is the Fund's policy to invest in securities of companies in the gold industries and the natural resources industries to the extent attractive opportunities are available and to engage in a covered call strategy to provide current income to investors, the Fund also may invest in income securities other than gold and natural resources industries securities that are expected to periodically accrue or generate income for their holders. Such income securities include (i) fixed income securities such as convertible securities, bonds, debentures, notes, stock, short-term discounted Treasury Bills or certain securities of the U.S. government sponsored instrumentalities, as well as money market mutual funds that invest in those securities, which, in the absence of an applicable exemptive order, will not be affiliated with the Investment Adviser, and (ii) common and preferred stocks of issuers that have historically paid periodic dividends. Fixed income securities obligate the issuer to pay to the holder of the security a specified return, which may be either fixed or reset periodically in accordance with the terms of the security. Fixed income securities generally are senior to an issuer's common stock and their holders generally are entitled to receive amounts due before any distributions are made to common stockholders. Common stocks, on the other hand, generally do not obligate an issuer to make periodic distributions to holders.

         The Fund may also invest in obligations of government sponsored instrumentalities. Unlike non-U.S. government securities, obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored instrumentalities if it is not obligated to do so by law. Although the Fund may invest in all types of obligations of agencies and instrumentalities of the U.S. government, the Fund currently intends to invest only in obligations that are supported by the "full faith and credit" of the U.S. government.

         The Fund also may invest in common stock of issuers that have historically paid periodic dividends or otherwise made distributions to common stockholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer's inability to satisfy its liabilities. Further, an issuer's history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer.

         Foreign Securities. Because many of the world's Gold Companies and Natural Resources Companies are located outside of the U.S., the Fund expects that a significant portion of its investments may be in securities of foreign issuers, which are generally denominated in foreign currencies. See "Risk Factors and Special Considerations -- Foreign Securities Risk."

         The Fund may also purchase sponsored American Depository Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets.

         Options. In addition to the Fund's policy of writing covered call options on its securities, the Fund may purchase or sell (i.e., write) options on other securities, securities indices and foreign currencies which are listed on a national securities exchange or in the over-the-counter ("OTC") market, as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that, in return for a premium, gives the holder of the option the right to buy from the writer of the call option the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period. A put option is the reverse of a call option, giving the holder the right, in return for a premium, to sell the underlying security to the writer, at a specified price, and obligating the writer to purchase the underlying security from the holder at that price. The Fund may purchase call or put options as long as the aggregate initial margins and premiums, measured at the time of such investment, do not exceed 5% of the fair market value of the Fund's total assets.

         If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. Gains and losses on investments in options depend, in part, on the ability of the Investment Adviser to predict correctly the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

         An option position may be closed out only on an exchange which provides a secondary market for an option of the same series or in a private transaction. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options.

         Although the Investment Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund's writing and purchasing of put and call options, there can be no assurance that the Fund will succeed in any option-writing program it undertakes.

         Risk Arbitrage. The Fund may invest without limit in securities pursuant to "risk arbitrage" strategies or in other investment funds managed pursuant to such strategies. Risk arbitrage investments are made in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Investment Adviser, there is a reasonable prospect of total return significantly greater than the brokerage and other transaction expenses involved. Risk arbitrage strategies attempt to exploit merger activity to capture the spread between current market values of securities and their values after successful completion of a merger, restructuring or similar corporate transaction. Transactions associated with risk arbitrage strategies typically involve the purchases or sales of securities in connection with announced corporate actions which may include, but are not limited to, mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and similar transactions.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer but may trade at a discount or premium to what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Investment Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation behind the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. Risk arbitrage strategies may also involve short selling, options hedging and other arbitrage techniques to capture price differentials. See "Risk Factors and Special Considerations - Risk Arbitrage."

         Registered Investment Companies. The Fund may invest no more than 10% of its assets in registered investment companies in accordance with the 1940 Act, to the extent consistent with the Fund's investment objective, including exchange traded funds that concentrate in investments in the gold or natural resources industries. The 1940 Act generally prohibits the Fund from investing more than 5% of its assets in any one other investment company or more than 10% of its assets in all other investment companies (other then money-market funds).

         Foreign Currency Exchange Contracts. The Fund may enter into foreign currency exchange contracts to protect the value of its portfolio against uncertainty in the level of future currency exchange rates. The Fund may enter into such contracts on a spot (i.e., cash) basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract. The Fund expects to invest in forward currency contracts for hedging or currency risk management purposes and not in order to speculate on currency exchange rate movements. To the extent the Fund does not enter into such transactions to reduce its currency exchange rate exposure, the Fund's net asset value will tend to suffer if the U.S. dollar appreciates against such currencies. Conversely, to the extent the Fund does not seek to hedge its currency exchange rate exposure, the Fund's net asset value will tend to suffer if the U.S. dollar depreciates against such currencies. The Fund will only enter into forward currency contracts with parties which the Investment Adviser believes to be creditworthy.

         Illiquid Investments. The Fund may invest up to 15% of its net assets in securities for which there is no readily available trading market or are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

         It may be more difficult to sell illiquid securities at an attractive price until such time as such securities may be sold publicly. Where registration is desired, a considerable period may elapse between a decision to sell the securities and the time when registration is complete. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities with contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

         Futures Contracts and Options on Futures. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, yield enhancement and risk management purposes. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future. These futures contracts and related options may be on debt securities, financial indices, securities indices, U.S. government securities and foreign currencies. The Investment Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in this prospectus and the Statement of Additional Information (the "SAI") are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

         Short Sales. Although the Fund does not currently anticipate doing so, the Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns, or has the immediate and unconditional right to acquire at no additional cost, the identical security.

         The Fund may make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. Short sales "against the box" are subject to special tax rules, one of the effects of which may be to accelerate the recognition of income by the Fund.

         When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash, U.S. government securities or other highly liquid debt securities) and the maintenance of collateral with its custodian. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         Repurchase Agreements. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Investment Adviser, acting under the supervision of the Board of Trustees of the Fund, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Investment Adviser or any of its affiliates.

         Convertible Securities. A convertible security is a bond, debenture, note, stock or other similar security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are senior in rank to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. See "Risk Factors and Special Considerations - Dilution Risk for Convertible Securities."

         Lower Grade Securities. The Fund may invest up to 10% of its net assets in fixed income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by Standard & Poor's Ratings Services ("S&P") or "Caa" by Moody's Investors Service, Inc. ("Moody's"), or non-rated securities of comparable quality. These debt securities are predominantly speculative and involve major risk exposure to adverse conditions. Debt securities that are not rated or rated lower than "BBB" by S&P or lower than "Baa" by Moody's (or unrated securities of comparable quality) are referred to in the financial press as "junk bonds."

         Generally, such lower grade securities and unrated securities of comparable quality offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, such lower grade securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because such lower grade securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Investment Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's operating history, financial resources and its sensitivity to economic conditions and trends, the market support for the facility financed by the issue, the perceived ability and integrity of the issuer's management and regulatory matters.

         In addition, the market value of securities in lower grade categories is more volatile than that of higher quality securities, and the markets in which such lower grade or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value to respond to changes in the economy or the financial markets.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption (often a feature of fixed income securities), the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Fund may decline proportionately more than a portfolio consisting of higher rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently. Interest rates are at historical lows and, therefore, it is likely that they will rise in the future.

         As part of its investments in lower grade securities (subject to the 10% cap), the Fund may invest without limit in securities of issuers in default. The Fund will make an investment in securities of issuers in default only when the Investment Adviser believes that such issuers will honor their obligations or emerge from bankruptcy protection and the value of these securities will appreciate. By investing in securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of the securities will not appreciate.

         In addition to using recognized rating agencies and other sources, the Investment Adviser also performs its own analysis of issues in seeking investments that it believes to be underrated (and thus higher-yielding) in light of the financial condition of the issuer. Its analysis of issuers may include, among other things, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing and current anticipated results of operations. In selecting investments for the Fund, the Investment Adviser may also consider general business conditions, anticipated changes in interest rates and the outlook for specific industries.

         Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. In addition, it is possible that statistical rating agencies might change their ratings of a particular issue to reflect subsequent events on a timely basis. Moreover, such ratings do not assess the risk of a decline in market value. None of these events will require the sale of the securities by the Fund, although the Investment Adviser will consider these events in determining whether the Fund should continue to hold the securities.

         Fixed income securities, including lower grade securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return for the Fund.

         The market for lower grade and comparable unrated securities has at various times, particularly during times of economic recession, experienced substantial reductions in market value and liquidity. Past recessions have adversely affected the ability of certain issuers of such securities to repay principal and pay interest thereon. The market for those securities could react in a similar fashion in the event of any future economic recession.

         Use of Leverage. The Fund does not currently anticipate using leverage or issuing preferred shares. The Fund may engage in investment management techniques which provide leverage but which will not be considered senior securities if the Fund establishes in a segregated account cash or other liquid securities equal to the Fund's obligations in respect of such techniques.

         Temporary Defensive Investments. Although under normal market conditions the Fund intends to invest at least 80% of its assets in equity securities of companies principally engaged in the gold industries and the natural resources industries, when a temporary defensive posture is believed by the Investment Adviser to be warranted ("temporary defensive periods"), the Fund may without limitation hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody's; and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds, which, under current law, in the absence of an exemptive order will not be affiliated with the Investment Adviser. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions and applicable law. See "Investment Restrictions" in the SAI. The Fund may find it more difficult to achieve the long-term growth of capital component of its investment objective during temporary defensive periods.

         Portfolio Turnover. The Fund will buy and sell securities to accomplish its investment objective. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies, but is not expected to be higher than 100%.

         Portfolio turnover generally involves expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease in the portion of the Fund's distributions that is attributable to long-term capital gain.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund:

Industry Risks

         Industry Risks. The Fund's investments will be concentrated in each of the gold and natural resources industries. Because the Fund is focused in such industries, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in the gold or natural resources industries would have a larger impact on the Fund than on an investment company that does not concentrate in such industries.

         Under normal market conditions the Fund will invest at least 25% of its assets in equity securities of Gold Companies. Equity securities of Gold Companies may experience greater volatility than companies not involved in the gold industries. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, gold sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold. In times of significant inflation or great economic uncertainty, Gold Companies have historically outperformed securities markets generally. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and the prices of equity securities of Gold Companies may be adversely affected, which could in turn affect the Fund's returns. Some Gold Companies hedge, to varying degrees, their exposure to declines in the price of gold. Such hedging limits a Gold Company's ability to benefit from future rises in the price of gold. The Investment Adviser's judgments about trends in the prices of securities of Gold Companies may prove to be incorrect. At times, the performance of securities of Gold Companies will lag the performance of other industries or the broader market as a whole.

         Under normal market conditions, the Fund will invest at least 25% of its assets in equity securities of Natural Resources Companies. A downturn in the indicated natural resources industries would have a larger impact on the Fund than on an investment company that does not invest significantly in such industries. Such industries can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events and economic conditions. The oil, gas, paper, forestry products, metal and mineral industries can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices, and tax and government regulations. The stock prices of Natural Resources Companies may also experience greater price volatility than other types of common stocks. Securities issued by Natural Resources Companies are sensitive to changes in the prices of, and in supply and demand for, the indicated commodities. The value of securities issued by Natural Resources Companies may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. The Investment Adviser's judgments about trends in the prices of these securities and commodities may prove to be incorrect. At times, the performance of securities of Natural Resources Companies will lag the performance of other industries or the broader market as a whole.

         Supply and Demand Risk. A decrease in the production of or exploitation of, gold, gas, oil, paper, forestry products, metals or minerals or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of the Fund's investments. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources or commodity prices. Sustained declines in demand for the indicated commodities could also adversely affect the financial performance of Gold and Natural Resources Companies over the long-term. Factors which could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices, or weather.

         Depletion and Exploration Risk. Many Gold and Natural Resources Companies are either engaged in the production or exploitation of the particular commodities or are engaged in transporting, storing, distributing and processing such commodities. To maintain or increase their revenue level, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of Gold and Natural Resources Companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

         Regulatory Risk. Gold Companies and Natural Resources Companies may be subject to extensive government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and in some cases the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future, which would likely increase compliance costs and may adversely affect the financial performance of Gold Companies and Natural Resources Companies.

         Commodity Pricing Risk. The operations and financial performance of Gold and Natural Resources Companies may be directly affected by the prices of the indicated commodities, especially those Gold and Natural Resources Companies for whom the commodities they own are significant assets. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, levels of domestic production impact of governmental regulation and taxation, the availability of transportation systems and, in the case of oil and gas companies in particular, conservation measures and the impact of weather. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively affect the performance of Gold and Natural Resources Companies which are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for Gold and Natural Resources Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Canadian Royalty Trust Risk

         Canadian Royalty Trusts, like other types of Natural Resources Companies, are exposed to pricing risk, supply and demand risk and depletion and exploration risk with respect to their underlying commodities, among other risks. An investment in units of Canadian Royalty Trusts involves some risks which differ from an investment in common stock of a corporation, including increased liability for the obligations of the trust. There are certain regulatory and tax risks associated with an investment in Canadian Royalty Trusts resulting from reliance on beneficial Canadian incentive programs and tax laws that may be changed in the future. In addition, securities of certain Canadian Royalty Trusts may not be qualifying assets for the Fund's asset diversification requirements.

MLP Risk

         MLPs, like other types of Natural Resources Companies, are exposed to pricing risk, supply and demand risk and depletion and exploration risk with respect to their underlying commodities, among other risks. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments.

Risks Associated with Options on Securities

         There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) the relevant exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund's ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

         To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.

         Also, where a put or call option on a particular security is purchased to hedge against price movements in that or a related security, the price of the put or call option may move more or less than the price of the security. If restrictions on exercise are imposed, the Fund may be unable to exercise an option it has purchased. If the Fund is unable to close out an option that it has purchased on a security, it will have to exercise the option in order to realize any profit or the option may expire worthless.

         Limitation on Option Writing Risk. The number of call options the Fund can write is limited by the number of shares of common stock the Fund holds, and further limited by the fact that all options represent 100 share lots of the underlying common stock. Furthermore, the Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Equity Risk

         Investing in the Fund involves equity risk, which is the risk that the securities held by the Fund will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds. An investment in the Fund represents an indirect economic stake in the securities owned by the Fund, which are for the most part traded on securities exchanges or in the over-the-counter markets. The market value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The net asset value of the Fund may at any point in time be worth less than the amount at the time the shareholder invested in the Fund, even after taking into account any reinvestment of distribution.

Foreign Securities Risk

         Because many of the world's Gold Companies and Natural Resources Companies are located outside of the U.S., the Fund expects that a significant portion of its investments may be in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements ("Foreign Securities"). Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign Securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

         There may be less publicly available information about a foreign company than a U.S. company. Foreign Securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. A portfolio of Foreign Securities may also be adversely affected by fluctuations in the rates of exchange between the currencies of different nations and by exchange control regulations. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes Foreign Securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of Foreign Securities.

         Investments in Foreign Securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

         The Fund also may purchase sponsored ADRs or U.S. dollar-denominated securities of foreign issuers. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with Foreign Securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk

         The Fund will not invest more than 20% of its assets in securities of issuers located or having significant operations in "emerging markets." Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments and restrictions on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Other risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; over-dependence on exports, including gold and natural resources exports, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices.

Foreign Currency Risk

         The Fund expects to invest in companies whose securities are denominated or quoted in currencies other than U.S. dollars or have significant operations or markets outside of the U.S. In such instances, the Fund will be exposed to currency risk, including the risk of fluctuations in the exchange rate between U.S. dollars (in which the Fund's shares are denominated) and such foreign currencies, the risk of currency devaluations and the risks of non-exchangeability and blockage. As non-U.S. securities may be purchased with and payable in currencies of countries other than the U.S. dollar, the value of these assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Fluctuations in currency rates may adversely affect the ability of the Investment Adviser to acquire such securities at advantageous prices and may also adversely affect the performance of such assets.

         Certain non-U.S. currencies, primarily in developing countries, have been devalued in the past and might face devaluation in the future. Currency devaluations generally have a significant and adverse impact on the devaluing country's economy in the short and intermediate term and on the financial condition and results of companies' operations in that country. Currency devaluations may also be accompanied by significant declines in the values and liquidity of equity and debt securities of affected governmental and private sector entities generally. To the extent that affected companies have obligations denominated in currencies other than the devalued currency, those companies may also have difficulty in meeting those obligations under such circumstances, which in turn could have an adverse effect upon the value of the Fund's investments in such companies. There can be no assurance that current or future developments with respect to foreign currency devaluations will not impair the Fund's investment flexibility, its ability to achieve its investment objective or the value of certain of its foreign currency denominated investments.

Dependence on Key Personnel

         The Investment Adviser is dependent upon the expertise of Mr. Mario J. Gabelli. If the Investment Adviser were to lose the services of Mr. Gabelli, it could be adversely affected. There can be no assurance that a suitable replacement could be found for Mr. Gabelli in the event of his death, resignation, retirement or inability to act on behalf of the Investment Adviser.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of common shares of the Fund will depend upon the market price of the shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the common shares will be affected by such factors as the Fund's dividend and distribution levels (which are in turn affected by expenses) and stability, net asset value, market liquidity, the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether the common shares will trade at, below or above net asset value or at, below or above the public offering price. Common shares of closed-end funds often trade at a discount to their net asset values and the Fund's common shares may trade at such a discount. This risk may be greater for investors expecting to sell their common shares of the Fund soon after completion of the public offering. The common shares of the Fund are designed primarily for long-term investors, and investors in the shares should not view the Fund as a vehicle for trading purposes.

Common Stock Risk

         Common stock of an issuer in the Fund's portfolio may decline in price for a variety of reasons, including if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock in which the Fund will invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns.

Convertible Securities Risk

         Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund's holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

Long-term Objective; Not a Complete Investment Program

         The Fund is intended for investors seeking a high level of current income. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund's investment objective as well as the shareholder's other investments when considering an investment in the Fund.

No Operating History

         The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history and no prior history of public trading.

Management Risk

         The Fund is subject to management risk because its portfolio will be actively managed. The Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Income Risk

         The income shareholders receive from the Fund is expected to be based primarily on income the Fund earns from its investment strategy of writing covered calls and, to a lesser extent, dividends and other distributions received from its investments. If the Fund's covered call strategy fails to generate sufficient income or the distribution rates or yields of the Fund's holdings decrease, shareholders' income from the Fund could decline.

Non-Diversified Status

         The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Distribution Risk for Equity Income Portfolio Securities

         In selecting equity income securities in which the Fund will invest, the Investment Adviser will consider the issuer's history of making regular periodic distributions (i.e., dividends) to its equity holders. An issuer's history of paying dividends or other distributions, however, does not guarantee that the issuer will continue to pay dividends or other distributions in the future. The dividend income stream associated with equity income securities generally is not guaranteed and will be subordinate to payment obligations of the issuer on its debt and other liabilities. Accordingly, an issuer may forgo paying dividends on its equity securities. In addition, because in most instances issuers are not obligated to make periodic distributions to the holders of their equity securities, such distributions or dividends generally may be discontinued at the issuer's discretion.

Special Risks Related to Preferred Securities

         There are special risks associated with investing in preferred securities, including:

         Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security on which distributions are being deferred by the issuer, the Fund may be required to report income for tax purposes although it has not yet received such deferred distributions.

         Non-Cumulative Dividends. Some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the Fund's return from that security may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise made payable.

         Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt security instruments.

         Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

         Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may be entitled to elect a number of Trustees to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

         Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Interest Rate Risk

         Interest rate risk is the risk that fixed income securities and equity securities, including in particular income producing equity securities, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

         During periods of declining interest rates, the issuer of a preferred stock or fixed income security may be able to exercise an option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Preferred stock and debt securities frequently have call features that allow the issuer to redeem the securities prior to their stated maturities. An issuer may redeem such a security if the issuer can refinance it at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may prolong the length of time the security pays a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any variable rate preferred stock or debt securities issued by the Fund would likely increase, which would tend to further reduce returns to common shareholders.

Dilution Risk for Convertible Securities

         In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund's holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared, or the issuer enters into another type of corporate transaction that has a similar effect.

Illiquid Investments

         Although the Fund expects that its portfolio will primarily be comprised of liquid securities, The Fund may invest up to 15% of its total assets in securities which are illiquid at the time of investment. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Risk Arbitrage

         The Fund may invest in securities pursuant to "risk arbitrage" strategies or in other investment funds managed pursuant to such strategies. Risk arbitrage strategies attempt to exploit merger activity to capture the spread between current market values of securities and their values after successful completion of a merger, restructuring or similar corporate transaction. A merger or other restructuring or tender or exchange offer anticipated by the Fund and in which it holds an arbitrage position may not be completed on the terms contemplated or within the time frame anticipated, resulting in losses to the Fund.

Investment Companies

         The Fund may invest no more than 10% of its assets in the securities of other investment companies, including exchange traded funds, to the extent permitted by law. To the extent the Fund invests in the common equity of investment companies, the Fund will bear its ratable share of any such investment company's expenses, including management fees. The Fund will also remain obligated to pay management fees to the Investment Adviser with respect to the assets invested in the securities of other investment companies. In these circumstances holders of the Fund's common shares will be in effect subject to duplicative investment expenses.

Special Risks of Derivative Transactions

         Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Investment Adviser's prediction of movements in the direction of the securities, foreign currency and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Risks inherent in the use of options, foreign currency, futures contracts and options on futures contracts, securities indices and foreign currencies include:

         o dependence on the Investment Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets;

         o imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged;

         o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

         o the possible absence of a liquid secondary market for any particular instrument at any time;

         o the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;

         o the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time due to a need for the Fund to maintain "cover" or to segregate securities in connection with the hedging techniques; and

         o    the creditworthiness of counterparties.

         Forward Currency Exchange Contracts. There is no independent limit on the Fund's ability to invest in foreign currency exchange contracts. The use of forward currency contracts may involve certain risks, including the failure of the counterparty to perform its obligations under the contract and that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged or used for cover.

         Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

         For a further description of such derivative investments, see "Investment Objective and Policies -- Additional Investment Policies" in the SAI.

Lower Grade Securities

         The Fund may invest up to 10% of its assets in fixed income securities rated in the lower rating categories of recognized statistical rating agencies or unrated securities of comparable quality, and an unlimited percentage of its assets in convertible bonds of such quality. These high yield securities, also sometimes referred to as "junk bonds," generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities. These risks, which reflect their speculative character, include the following:

         o    greater volatility;

         o    greater credit risk and risk of default;

         o potentially greater sensitivity to general economic or industry conditions;

         o    potential lack of attractive resale opportunities (illiquidity);
              and

         o    additional expenses to seek recovery from issuers who default.

In addition, the prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market value of lower grade securities may be more volatile than the market value of investment grade securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than investment grade securities, which primarily reflect fluctuations in general levels of interest rates.

         Ratings are relative, subjective and not absolute standards of quality. Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition.

         As a part of its investments in lower grade securities, the Fund may invest in securities of issuers in default. The Fund will invest in securities of issuers in default only when the Investment Adviser believes that such issuers will honor their obligations, emerge from bankruptcy protection and the value of these securities will appreciate. By investing in the securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of these securities will not otherwise appreciate.

Current Developments

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. Securities Markets were closed for a four-day period. These terrorists attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. The nature, scope and duration of the war and occupation cannot be predicted with any certainty. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, ratings, credit risk, inflation, energy prices and other factors relating to the common shares.

Anti-takeover Provisions

         The Fund's governing documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-takeover Provisions of the Fund's Governing Documents."

Investment Restrictions

         The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding shares and preferred shares, if any, voting together as a single class. See "Investment Restrictions" in the SAI for a complete list of the fundamental investment policies of the Fund. Should the Fund decide to issue preferred shares in the future, it may become subject to rating agency guidelines that are more limiting than its fundamental investment restrictions in order to obtain and maintain a desired rating on its preferred shares.


                             MANAGEMENT OF THE FUND

General

         The Fund's Board of Trustees (who, with its officers, are described in the SAI) has overall responsibility for the management of the Fund. The Board decides upon matters of general policy and reviews the actions of the Investment Adviser, Gabelli Funds, LLC, located at One Corporate Center, Rye, New York 10580-1422, and the Sub-Administrator (as defined below). Pursuant to an investment advisory agreement between the Fund and the Investment Adviser (the "Investment Advisory Agreement"), the Investment Adviser, under the supervision of the Fund's Board of Trustees, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities; and provides all facilities and personnel, including officers required for its administrative management and pays the compensation of all officers and Trustees of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Investment Adviser, the Fund pays the Investment Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to 1.00% of the Fund's average daily total assets.

The Investment Adviser

         Gabelli Funds, LLC acts as the Fund's Investment Adviser pursuant to an Investment Advisory Agreement with the Fund. The Investment Adviser is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580. The Investment Adviser was organized in 1999 and is the successor to Gabelli Funds, Inc., which was organized in 1980. As of [__], the Investment Adviser acted as registered investment adviser to [__] management investment companies with aggregate net assets of $[__]. The Investment Adviser, together with the other affiliated investment advisers noted below had assets under management totaling approximately $[__] as of [__]. GAMCO Investors, Inc., an affiliate of the Investment Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments, and as a sub-adviser to management investment companies having aggregate assets of $[__] under management as of [__]. Gabelli Fixed Income LLC, an affiliate of the Investment Adviser, acts as investment adviser for The Treasurer's Funds (money market funds) and separate accounts having aggregate assets of $[__] under management as of [__]. Gabelli Advisers, Inc., an affiliate of the Investment Adviser, acts as investment manager to the Gabelli Westwood Funds having aggregate assets of $[__] under management as of [__].

         The Investment Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a New York corporation, whose Class A Common Stock is traded on the New York Stock Exchange (the "NYSE") under the symbol "GBL." Mr. Mario
J. Gabelli may be deemed a "controlling person" of the Investment Adviser on the basis of his ownership of a majority of the stock of Gabelli Group Capital Partners, Inc., which owns a majority of the capital stock of Gabelli Asset Management Inc.

Payment of Expenses

         The Investment Adviser is obligated to pay expenses associated with providing the services contemplated by the Investment Advisory Agreement including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund (but excluding costs associated with the calculation of the net asset value and allocated costs of the chief compliance officer function), as well as the fees of all Trustees of the Fund who are officers or employees of the Investment Adviser or its affiliates.

         In addition to the fees of the Investment Adviser, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and the Independent Registered Public Accounting Firm's services, stock exchange listing fees, costs of printing proxies, share certificates and shareholder reports, charges of [ ] (the "Custodian"), charges of the transfer agent and distribution disbursing agent, SEC fees, fees and expenses of Trustees who are not officers or employees of the Investment Adviser or its affiliates, accounting and printing costs, the Fund's pro rata portion of membership fees in trade organizations, fidelity bond coverage for the Fund's officers and employees, Trustees and officers liability policy, interest, brokerage costs, taxes, expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing expenses, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.

Selection of Securities Brokers

         The Investment Advisory Agreement contains provisions relating to the selection of securities brokers to effect the portfolio transactions of the Fund. Under those provisions, the Investment Adviser may (i) direct Fund portfolio brokerage to Gabelli & Company, Inc. or other broker-dealer affiliates of the Investment Adviser and (ii) pay commissions to brokers other than Gabelli & Company, Inc. that are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Investment Adviser to be useful or desirable for its investment management of the Fund and/or its other investment advisory accounts or those of any investment adviser affiliated with it. The SAI contains further information about the Investment Advisory Agreement, including a more complete description of the investment advisory and expense arrangements, exculpatory and brokerage provisions, as well as information on the brokerage practices of the Fund.

Portfolio Management

         Mario J. Gabelli oversees the investment professionals responsible for the day-to-day management of the Fund. Mr. Gabelli has served as Chairman, President and Chief Investment Officer of the Investment Adviser since 1980. Mr. Gabelli serves as Portfolio Manager for several funds in the Gabelli fund family. Over the past five years, Mr. Gabelli has served as Chairman of the Board and Chief Executive Officer of Gabelli Asset Management Inc.; Chief Investment Officer of GAMCO Investors, Inc.; Vice Chairman of the Board of Lynch Corporation, a diversified manufacturing company, and Vice Chairman of the Board and Chief Executive Officer of Lynch Interactive Corporation, a multimedia and communications services company.

         Caesar M.P. Bryan serves as the Gold Companies Portfolio Manager for the Fund. Mr. Bryan joined Gabelli Asset Management Inc. in 1994 and has been primarily responsible for the day-to-day investment management of the Gabelli Gold Fund since its inception in 1994. Mr. Bryan has been Portfolio Manager of The Gabelli International Growth Fund since June 1995 and Co-Portfolio Manager of The Gabelli Global Opportunity Fund since May 1998.

         Barbara G. Marcin serves as a Portfolio Manager for the Fund. Ms. Marcin joined Gabelli Asset Management Inc. in 1999 to manage larger capitalization value style portfolios. Ms. Marcin currently serves as the Portfolio Manager for the Gabelli Blue Chip Value Fund [and as Senior Portfolio Manager for the Gabelli Dividend and Income Fund]. Prior thereto, she worked at Citibank Global Asset Management where she was head of value investments and was a member of the Global Investment Policy Committee and co-Chair of the U.S. Equity Policy Committee. Prior to joining Citibank, she worked at Fiduciary Trust Company for ten years as a Portfolio Manager and as an analyst in the Personal Financial Management Group at EF Hutton.

         Joshua Fenton is currently a Director of Buy Side Research for Gabelli Asset Management Company. Mr. Fenton was a Security Analyst for Gabelli & Company, Inc. from 2001 through 2002. Mr. Fenton is among those primarily responsible for the day-to-day management of the Westwood Mighty Mites Fund. Prior to joining Gabelli, Mr. Fenton was a Director of Research at Douglas, Noyles & Co., Inc. from 1996 through 2001.

Sub-Administrator

         The Investment Adviser has entered into a sub-administration agreement with [__] (the "Sub-Administrator") pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations which do not include the investment and portfolio management services provided by the Investment Adviser. For these services and the related expenses borne by the Sub-Administrator, the Investment Adviser pays a prorated monthly fee at the annual rate of .0275% of the first $10.0 billion of the aggregate average net assets of the Fund and all other funds advised by the Investment Adviser and administered by the Sub-Administrator, .0125% of the aggregate average net assets exceeding $10 billion and .01% of the aggregate average net assets in excess of $15 billion. The Sub-Administrator has its principal office at [__].

Regulatory Matters

         The SEC, the New York Attorney General and officials of other states have been conducting inquiries into, and bringing enforcement and other proceedings regarding, trading abuses involving open-end investment companies. The Investment Adviser has received information requests and subpoenas from the SEC and the New York Attorney General in connection with these inquiries. The Investment Adviser and its affiliates have been complying with these requests and have implemented additional compliance policies and procedures in response to recent industry initiatives and their internal reviews of their mutual fund practices in a variety of areas. The Investment Adviser has not found any information that it believes would be material to the ability of the Investment Adviser to fulfill its obligations under the Investment Advisory Agreement. More specifically, the Investment Adviser has not found any evidence of facilitating trading in the Gabelli mutual funds after the 4:00 p.m. pricing time or of improper short-term trading in these funds by its investment professionals or senior executives. The Investment Adviser has found that one investor, who had been engaged in short term trading in one of the Gabelli mutual funds (the prospectus of which did not at that time impose limits on short-term trading) and who had subsequently made an investment in a hedge fund managed by an affiliate of the Investment Adviser, was banned from the mutual fund only after certain other investors were banned. The Investment Adviser believes that this relationship was not material to the Investment Adviser. Inasmuch as both the Investment Adviser's review of its mutual fund practices and the governmental probes of the mutual fund industry are ongoing, no assurance can be provided that additional facts will not come to light in the course of its review that may be material to the Investment Adviser or that the Investment Adviser will not become the subject of enforcement or other proceedings by the SEC or the New York Attorney General. In light of the current turmoil in the mutual fund industry arising from the late trading, improper market timing and employee trading problems, there can be no assurance that any such action could not have an adverse impact on the Investment Adviser or on its ability to fulfill its obligations under the Investment Advisory Agreement.

                             PORTFOLIO TRANSACTIONS

         Principal transactions are not entered into with affiliates of the Fund. However, Gabelli & Company, Inc., an affiliate of the Investment Adviser, may execute portfolio transactions on stock exchanges and in the over-the-counter markets on an agency basis and receive a stated commission therefor. For a more detailed discussion of the Fund's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

                          DIVIDENDS AND DISTRIBUTIONS

         Commencing with the Fund's initial dividend, the Fund intends to make regular monthly cash distributions of all or a portion of its investment company taxable income (which includes ordinary income and realized short-term capital gains) to common shareholders. The Fund also intends to make annual distributions of its realized capital gains (which is the excess of net long-term capital gains over net short-term capital losses). We expect to declare the initial monthly dividend on the Fund's common shares within approximately [45] days after completion of this offering and to pay that initial monthly dividend approximately [90] days after completion of this offering. The Fund will pay common shareholders at least annually all, or at least 90%, of its investment company taxable income. Various factors will affect the level of the Fund's income, such as its asset mix, and use of hedging strategies. To permit the Fund to maintain more stable monthly distributions, the Fund may from time to time distribute less than the entire amount of income earned in a particular period, which would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. However, as the Fund is covered by an exemption from the 1940 Act which allows the Board to implement a level dividend policy, the Board in the future may determine to cause the Fund to distribute a fixed percentage of the Fund's average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a fixed dollar amount. Because the Fund's distribution policy may be changed by the Board at any time and the Fund's income will fluctuate, there can be no assurance that the Fund will pay dividends or distributions at a particular rate. See "Dividends and Distributions" in the SAI.

         Shareholders will automatically have all dividends and distributions reinvested in common shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan."

                        AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

         Under the Fund's Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan (the "Plan"), a shareholder whose common shares are registered in his or her own name will have all distributions reinvested automatically by the transfer agent, which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by the transfer agent as dividend disbursing agent.

         Under the Plan, whenever the market price of the common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash distribution, participants in the Plan will receive newly issued common shares. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the common shares. The valuation date is the distribution payment date or, if that date is not a [NYSE/Amex] trading day, the next preceding trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares purchased by the Plan agent in the open market. If the Fund should declare a distribution payable only in cash, the Plan agent will buy the common shares for such Plan in the open market, on the [NYSE/Amex] or elsewhere, for the participants' accounts, except that the Plan agent will terminate purchases in the open market and instead the Fund will distribute newly issued shares at a per share rate equal to the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the common shares plus estimated brokerage commissions exceeds net asset value.

         Participants in the Plan have the option of making additional cash payments to the Plan agent, monthly, for investment in the shares as applicable. Such payments may be made in any amount from $250 to $10,000. The Plan agent will use all funds received from participants to purchase shares of the Fund in the open market on or about the 1st or 15th of each month. The Plan agent will charge each shareholder who participates $.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that participants send voluntary cash payments to the Plan agent in a manner that ensures that the Plan agent will receive these payments approximately 10 days before the 1st or 15th of the month. A participant may without charge withdraw a voluntary cash payment by written notice, if the notice is received by the Plan agent at least 48 hours before such payment is to be invested.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan agent in noncertificated form in the name of the participant. A Plan participant may send its share certificates to the Plan agent so that the shares represented by such certificates will be held by the Plan agent in the participant's shareholder account under the Plan.

         In the case of shareholders such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to the transfer agent.

                           DESCRIPTION OF THE SHARES

         The following is a brief description of the terms of the common shares. This description does not purport to be complete and is qualified by reference to the Fund's Agreement and Declaration of Trust and its By-Laws. For complete terms of the common shares, please refer to the actual terms of such series, which are set forth in the Agreement and Declaration of Trust.

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust dated as of January 4, 2005. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Though the Fund expects to pay distributions [monthly] on the common shares, it is not obligated to do so. All common shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional common shares. Any additional offerings of shares will require approval by the Fund's Board of Trustees. Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund's outstanding voting securities.

         The Fund's common shares are expected to be approved for listing on the [NYSE/AMEX], subject to notice of issuance, under the symbol "[__]."

         The Fund's net asset value per share will be reduced immediately following the offering of common shares by the amount of the sales load and organization and offering expenses paid by the Fund. See "Use of Proceeds." Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the [NYSE/Amex] or otherwise.

         Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

         The Fund's common shareholders will vote as a single class to elect the Fund's Board of Trustees and on additional matters with respect to which the 1940 Act, the Fund's Declaration of Trust, By-Laws or resolutions adopted by the Trustees provide for a vote of the Fund's common shareholders. See "Anti-takeover Provisions of the Fund's Governing Documents."

Book-Entry

         The common shares will initially be held in the name of Cede & Co. as nominee for the Depository Trust Company ("DTC"). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights. Purchasers of common shares may obtain registered certificates by contacting the transfer agent.

           ANTI-TAKEOVER PROVISIONS OF THE FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents") which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of Trustees of the Fund is divided into three classes, each having a term of no more than three years (except, to ensure that the term of a class of the Fund's Trustees expires each year, one class of the Fund's Trustees will serve an initial one-year term and three-year terms thereafter and another class of its Trustees will serve an initial two-year term and three-year terms thereafter). Each year the term of one class of Trustees will expire. Accordingly, only those Trustees in one class may be changed in any one year, and it would require a minimum of two years to change a majority of the Board of Trustees. Such system of electing Trustees may have the effect of maintaining the continuity of management and, thus, make it more difficult for the shareholders of the Fund to change the majority of Trustees. See "Management of the Fund -- Trustees and Officers" in the SAI. A trustee of the Fund may be removed with or without cause by two-thirds of the remaining Trustees and, with cause, by 66 2/3% of the votes entitled to be cast for the election of such Trustees. Special voting requirements of 75% of the outstanding voting shares (in addition to any required class votes) apply to certain mergers or a sale of all or substantially all of the Fund's assets, liquidation, conversion of the Fund into an open-end fund or interval fund and amendments to several provisions of the Declaration of Trust, including the foregoing provisions. In addition, after completion of the offering, 80% of the holders of the outstanding voting securities of the Fund voting as a class is generally required in order to authorize any of the following transactions:

         o merger or consolidation of the Fund with or into any other entity;

         o issuance of any securities of the Fund to any person or entity for cash, other than pursuant to the Dividend and Reinvestment Plan or any offering if such person or entity acquires no greater percentage of the securities offered than the percentage beneficially owned by such person or entity immediately prior to such offering or, in the case of a class or series not then beneficially owned by such person or entity, the percentage of common shares beneficially owned by such person or entity immediately prior to such offering;

         o sale, lease or exchange of all or any substantial part of the assets of the Fund to any entity or person (except assets having an aggregate fair market value of less than $5,000,000);

         o sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any entity or person (except assets having an aggregate fair market value of less than $5,000,000); or

         o the purchase of the Fund's common shares by the Fund from any person or entity other than pursuant to a tender offer equally available to other shareholders in which such person or entity tenders no greater percentage of common shares than are tendered by all other shareholders; if such person or entity is directly, or indirectly through affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund.

[However, such vote would not be required when, under certain conditions, the Board of Trustees approves the transaction.]

         In addition, shareholders have no authority to adopt, amend or repeal By-Laws. The Trustees have authority to adopt, amend and repeal By-Laws consistent with the Declaration of Trust (including to require approval by the holders of a majority of the outstanding shares for the election of Trustees).

         The provisions of the Governing Documents described above could have the effect of depriving the owners of shares in the Fund of opportunities to sell their shares at a premium over prevailing market prices, by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal shareholder.

         The Governing Documents of the Fund are on file with the SEC. For the full text of these provisions see "Additional Information."

                           CLOSED-END FUND STRUCTURE

         The Fund is a newly organized, non-diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the Fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the Fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

         Shares of closed-end funds often trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The Board of Trustees might also consider converting the Fund to an open-end mutual fund, which would also require a supermajority vote of the shareholders of the Fund. We cannot assure you that the Fund will not trade at a discount.

                          REPURCHASE OF COMMON SHARES

         The Fund is a non-diversified, closed-end management investment company and as such its shareholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable. The Board of Trustees has authorized such repurchases to be made when the Fund's common shares are trading at a discount from net asset value of 7 1/2% or more (or such other percentage as the Board of Trustees of the Fund may determine from time to time). Pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other shareholders through their interest in the Fund.

         When the Fund repurchases its common shares for a price below net asset value, the net asset value of the common shares that remain outstanding shares will be enhanced, but this does not necessarily mean that the market price of the outstanding common shares will be affected, either positively or negatively. The repurchase of common shares will reduce the total assets of the Fund available for investment and may increase the Fund's expense ratio.

                                NET ASSET VALUE

         The net asset value of the Fund's shares will be computed based on the market value of the assets it holds and will generally be determined daily as of the close of regular trading on the [__]. The net asset value of the Fund's shares is reported to the financial press on a weekly basis.

         Portfolio instruments of the Fund which are traded in a market subject to government regulation on which trades are reported contemporaneously generally will be valued at the last sale price on the principal market for such instruments as of the close of regular trading on the day the instruments are being valued, or lacking any sales, at the average of the bid and asked price on the principal market for such instruments on the most recent date on which bid and asked prices are available. Initial public offering securities are initially valued at cost, and thereafter as any other equity security. Other readily marketable assets will be valued at the average of quotations provided by dealers maintaining an active market in such instruments. Short-term debt instruments that are credit impaired or mature in more than 60 days for which market quotations are available are valued at the latest average of the bid and asked prices obtained from a dealer maintaining an active market in that security. Short-term investments that are not credit impaired and mature in 60 days or fewer are valued at amortized cost from purchase price or value on the 61st day prior to maturity. Securities and other assets for which market quotations are not readily available will be valued at fair value as determined in good faith by or under the direction of the Investment Adviser in accordance with guidelines adopted by the Fund. The Fund may employ recognized pricing services from time to time for the purpose of pricing portfolio instruments (including non-U.S. dollar-denominated assets and futures and options).

         Trading takes place in various foreign markets on days which are not business days and on which therefore the Fund's net asset value per share is not calculated. The calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the [NYSE/Amex] will not be reflected in the Fund's calculation of net asset value unless the Investment Adviser, pursuant to procedures established by the Board of Trustees, deems that the particular event would materially affect the net asset value, in which case the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees.

         Net asset value per common share is calculated by dividing the value of the securities held plus any cash or other assets minus all liabilities, including accrued expenses, and minus the aggregate liquidation preference and par value of senior securities outstanding, if any, by the total number of common shares outstanding at such time.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's common shares. A more complete discussion of the tax rules applicable to the Fund and its shareholders can be found in the SAI that is incorporated by reference into this prospectus. This discussion assumes you are a U.S. person and that you hold your common shares as capital assets. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).

         THE DISCUSSION SET FORTH HEREIN DOES NOT CONSTITUTE TAX ADVICE AND POTENTIAL INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS TO DETERMINE THE SPECIFIC U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THEM OF INVESTING IN THE FUND.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

         (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources, which are referred to herein as "Qualifying Income": (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income for the items described in (a) above (each a "Qualified Publicly Traded Partnership").

         (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

Income from the Fund's investments in grantor trusts and equity interest of MLPs that are not Qualified Publicly Traded Partnerships (if any) will be Qualifying Income to the extent it is attributable to items of income of such trust or MLP that would be Qualifying Income if earned directly by the Fund.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders, provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and
(ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income at least annually. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

Taxation of Shareholders

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your common shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your common shares. There can be no assurance as to what portion of the Fund's ordinary income dividends will constitute qualified dividend income.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your common shares, and thereafter as capital gain from the sale of common shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your common shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your common shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional common shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of common shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such common shares for more than one year at the time of sale. Any loss upon the sale or exchange of common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such common shares. Any loss you realize on a sale or exchange of common shares will be disallowed if you acquire other common shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the common shares. In such case, your tax basis in the common shares acquired will be adjusted to reflect the disallowed loss.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT

         [__], located at [__], serves as the Custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee paid by the Fund based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

         [__] located at [__], serves as the Fund's dividend disbursing agent, as agent under the Fund's Plan and as transfer agent and registrar for the common shares of the Fund.

                                  UNDERWRITING


         [ ], [ ] and [ ] are acting as representatives of the Underwriters named below. Subject to the terms and conditions stated in the underwriting agreement dated the date hereof, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

Underwriters                                                   Number of Shares
------------                                                   ----------------



         The underwriting agreement provides that the obligations of the several Underwriters to purchase the common shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) if they purchase any of the common shares.

         The Underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not in excess of $[ ] per common share. The sales load the Fund will pay $[ ] per share is equal to [ ]% of the initial offering price. The Underwriters may allow, and such dealers may reallow, a concession not in excess of the Fund will pay $[ ] per common share on sales to certain other dealers. If all of the common shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before [ ]. The representative has advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

         The Investment Adviser (and not the Fund) has agreed to pay from its own assets to each of [ ] and [ ] a structuring fee for advice relating to the structure and design of the Fund and the organization of the Fund as well as services related to the sale and distribution of the Fund's common shares in an
amount equal to [     ], which in the aggregate is [___]% of the total initial
price to the public of the common shares offered hereby. The Investment Adviser reserves the right to lower or waive the specified sales threshold with respect to any underwriter in its sole discretion. The Fund estimates that its portion of the total expenses of the offering will be $[____].

         The Fund has agreed to reimburse certain underwriter expenses in an amount equal to $[____] per common share, which amount will not exceed $[____] or [___]% of the total initial price to the public of the common shares offered hereby. The sum total of the fees described above, the amounts paid to the Fund to reimburse certain Underwriters and the other expenses and sales load to be paid by the Fund will not exceed [ ]% of the total price to the public of common shares offered hereby.

         The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to [ ] additional common shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter will be obligated, subject to certain conditions, to purchase a number of additional common shares approximately proportionate to such underwriter's initial purchase commitment.

         The Fund and the Investment Adviser have agreed that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of [ ], on behalf of the Underwriters, sell, contract to sell or otherwise dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares or grant any options or warrants to purchase common shares [ ], in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

         Prior to the offering, there has been no public market for the common shares. Consequently, the initial public offering price for the common shares was determined by negotiation among the Fund, the Investment Adviser and representatives. There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering. The Fund will apply for listing of the common shares on the [AMEX/NYSE], subject to official notice of issuance, under the symbol "[ ]." [In connection with the requirements for listing the Fund's common shares on the [AMEX/NYSE], the Underwriters have undertaken to sell lots of 100 or more common shares to a minimum of 2,000 beneficial owners in the U.S. The minimum investment requirement is 100 common shares.]

         The following table shows the sales load that the Fund will pay to the Underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase additional common shares.

                                                   Paid by Fund
                                          No Exercise         Full Exercise
                                        _________________      ______________
Per share                               $ [    ]               $ [    ]
Total                                   $ [    ]               $ [    ]

         The Fund and the Investment Adviser have each agreed to indemnify the Underwriters against certain liabilities including liabilities under the Securities Act of 1933 or to contribute to payments the Underwriters may be required to make because of any of those liabilities.

         The Fund will pay all of its offering and organizational costs up to and including $[ ] per common Share. The Investment Adviser has agreed to pay
(i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than the sales load) that exceed $[ ] per common share.

         Certain underwriters may make a market in the common shares after trading in the common shares has commenced on [Amex/NYSE]. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This prospectus is to be used by any underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

         The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the common shares on [Amex/NYSE] at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of the common shares on behalf of an underwriter for the purpose of fixing or maintaining the price of the common shares. A "covering transaction" is a bid for or purchase of the common shares on behalf of an underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the common shares, the Underwriters purchase common shares in the open market for the account of the underwriting syndicate and the common shares purchased can be traced to a particular underwriter or member of the selling group, the underwriting syndicate may require the underwriter or selling group member in question to purchase the common shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the common shares in question. As a result, an underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the common shares if their customer resells the common shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

         The underwriting agreement provides that it may be terminated in the absolute discretion of the representative without liability on the part of any underwriter to the Fund or the Investment Adviser, by notice to the Fund or the Investment Adviser if, prior to the delivery of and payment for the shares, (i) trading in the common shares shall have been suspended by the SEC or the [NYSE/Amex] or trading in securities generally on the [NYSE/Amex] shall have been suspended or limited or minimum prices for trading in securities generally shall have been established on such exchange, (ii) a banking moratorium shall have been declared by either federal or New York state authorities, or (iii) there shall have occurred any outbreak or escalation of hostilities, declaration by the United States of a national emergency or war, or other calamity or crisis the effect of which on financial markets in the United States is such as to make it, in the representatives' sole judgment, impracticable or inadvisable to proceed with the offering or delivery of the shares as contemplated by this prospectus (exclusive of any supplement hereto).

         A prospectus in electronic format may be available on the website maintained by one or more of the Underwriters. The representatives may agree to allocate a number of common shares to the Underwriters for sale to their online brokerage account holders. The representatives will allocate common shares to the Underwriters that may make internet distributions on the same basis as other allocations. In addition, common shares may be sold by the Underwriters to securities dealers who resell common shares to online brokerage account holders.

         The Fund anticipates that from time to time the representatives of the Underwriters and certain other underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

         Certain underwriters have performed investment banking and advisory services for the Investment Adviser and its affiliates from time to time, for which they have received customary fees and expenses. Certain underwriters and their affiliates may, from time to time, engage in transactions with or perform services for the Investment Adviser and its affiliates in the ordinary course of business.

         Prior to the public offering of common shares, [Gabelli entity] purchased Common shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

         The principal business address of [          ] is [                 ].


                                 LEGAL MATTERS

         Certain legal matters will be passed on by Skadden, Arps, Slate, Meagher & Flom LLP, [ ], [ ], counsel to the Fund in connection with the
offering of the common shares, and by [     ], counsel to the Underwriters.
[__] may rely on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP as to matters of Delaware law.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         [                     ] serves as the Independent Registered Public
Accounting Firm of the Fund and will annually audit the financial statements
of the Fund.  [                        ] is located at [               ].

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements and other information filed by the Fund with the SEC pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the SEC.

         The Fund expects the common shares to be listed on the [NYSE/Amex], subject to notice of issuance, under the symbol "[__]." Reports, proxy statements and other information concerning the Fund and filed with the SEC by the Fund will be available for inspection at the [__], [address], as the case may be.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act of 1933 and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the common shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Investment Adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

               SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS

         Certain statements in this prospectus constitute forward-looking statements, which involve known and unknown risks, uncertainties and other factors that may cause the actual results, levels of activity, performance or achievements of the Fund to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. Such factors include, among others, those listed under "Risk Factors and Special Considerations" and elsewhere in this prospectus. As a result of the foregoing and other factors, no assurance can be given as to the future results, levels of activity or achievements, and neither the Fund nor any other person assumes responsibility for the accuracy and completeness of such statements.

                            TABLE OF CONTENTS OF SAI

         An SAI dated as of [ ], 2005, has been filed with the SEC and is incorporated by reference in this prospectus. An SAI may be obtained without charge by writing to the Fund at its address at One Corporate Center, Rye, New York 10580-1422 or by calling the Fund toll-free at (800) GABELLI (422-3554). The Table of Contents of the SAI is as follows:

                                                                         Page
                                                                         ----

The Fund.............................................................    B-3
Investment Objective and Policies....................................    B-3
Investment Restrictions..............................................    B-12
Management of the Fund...............................................    B-12
Dividends and Distributions..........................................    B-16
Portfolio Transactions...............................................    B-16
Portfolio Turnover...................................................    B-17
Taxation.............................................................    B-17
General Information..................................................    B-23
Report of Independent Registered Public Accounting Firm..............    F-1
Financial Statements.................................................    F-2
Appendix A - Proxy Voting Policy.....................................    A-1


         No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this prospectus in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Adviser or the Underwriters. Neither the delivery of this prospectus nor any sale made hereunder will, under any circumstances, create any implication that there has been no change in the affairs of the Fund since the date hereof or that the information contained herein is correct as of any time subsequent to its date. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the securities to which it relates. This prospectus does not constitute an offer to sell or the solicitation of an offer to buy such securities in any circumstance in which such an offer or solicitation is unlawful.

                                  _____ Shares


           The Gabelli Global Gold, Natural Resources & Income Trust

                      Common Shares of Beneficial Interest
                                      [__]

                                 [Gabelli Logo]










                                 _____________
                                   PROSPECTUS
                                 _____________


                                __________, 2005

                         ______________________________



                                      [__]

                            Gabelli & Company, Inc.

                                Dated [ ], 2005

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                           __________________________

                      STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

         This Statement of Additional Information (the "SAI") does not constitute a prospectus, but should be read in conjunction with the Fund's
prospectus relating thereto dated [    ], 2005, and as it may be supplemented.
This SAI does not include all information that a prospective investor should consider before investing in the Fund's common shares, and investors should obtain and read the Fund's prospectus prior to purchasing such shares. A copy of the Fund's Registration Statement, including the prospectus, may be obtained from the Securities and Exchange Commission (the "SEC") upon payment of the fee prescribed, or inspected at the SEC's office or via its website (www.sec.gov) at no charge.

         The Gabelli Global Gold, Natural Resources & Income Trust, or the "Fund," is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. An investment in the Fund is not appropriate for all investors. We cannot assure you that the Fund's objectives will be achieved. Gabelli Funds, LLC serves as Investment Adviser to the Fund. See "Management of the Fund."

          Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold industries and the natural resources industries. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in "gold-related" activities. In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers. The Fund may invest in the securities of companies located anywhere in the world. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. When the Fund sells a covered call, it receives income in the form of the premium paid by the buyer of the call, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. The Fund may engage in hedging transactions. See "Investment Objective and Policies."

         This Statement of Additional Information is dated [__], 2005.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----

The Fund.............................................................     B-3
Investment Objective and Policies....................................     B-3
Investment Restrictions..............................................     B-12
Management of the Fund...............................................     B-12
Dividends and Distributions..........................................     B-16
Portfolio Transactions...............................................     B-16
Portfolio Turnover...................................................     B-17
Taxation.............................................................     B-17
General Information..................................................     B-23
Report of Independent Registered Public Accounting Firm..............     F-1
Financial Statements.................................................     F-2
Appendix A - Proxy Voting Policy.....................................     A-1

                                    THE FUND

         The Gabelli Global Gold, Natural Resources & Income Trust is a newly organized non-diversified, closed-end management investment company organized under the laws of the State of Delaware. The Fund's common shares of beneficial interest, par value $.001, are expected to be listed on the [NYSE/Amex] under the symbol "[__]."

                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

           The Fund's primary investment objective is to provide a high level of current income. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective.

         Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold industries and the natural resources industries. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in "gold-related" activities ("Gold Companies"). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers ("Natural Resources Companies"). The Fund may invest in the securities of companies located anywhere in the world.

         Principally engaged, as used in this SAI, means a company that derives a substantial portion of its income or devotes a substantial portion of its assets to the indicated businesses. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in Canadian Royalty Trusts, master limited partnerships ("MLPs"), grantor trusts and other entities. The Fund will not invest more than 25% of its assets in Canadian Royalty Trusts. Other Fund investments may include investment companies, including exchange-traded funds, securities of issuers subject to reorganization or other risk arbitrage investments, derivative instruments, debt (including obligations of the U.S. Government) and money market instruments. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. When the Fund sells a covered call, it receives income in the form of the premium paid by the buyer of the call, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. The Fund may engage in hedging transactions. See "Investment Objective and Policies."

         The Fund is intended for investors seeking a consistent level of realized total return with an emphasis on income. It is not intended for those who wish to play short-term swings in the stock market.

         The Investment Adviser's investment philosophy with respect to selecting investments in the gold industries and the natural resources industries is to emphasize quality and value. In addition, in making stock selections, the Investment Adviser looks for securities that it believes may have a superior yield, as well as capital gains potential.

Additional Investment Policies

         Derivative Instruments.

         Options. The Fund may, from time to time, subject to guidelines of the Board of Trustees and the limitations set forth in the prospectus and applicable rating agency guidelines, purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or in the over-the-counter ("OTC") market, as a means of achieving additional return or of hedging the value of the Fund's portfolio.

         A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

         A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

         A call option is "covered" if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call on the same instrument as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. Gains and losses on investments in options depend, in part, on the ability of the Investment Adviser to predict correctly the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

         An option position may be closed out only on an exchange which provides a secondary market for an option of the same series or in a private transaction. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

         Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund's successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

         Options on Foreign Currencies. Instead of purchasing or selling currency futures (as described below), the Fund may attempt to accomplish similar objectives by purchasing put or call options on currencies or by writing put options or call options on currencies either on exchanges or in OTC markets. A put option gives the Fund the right to sell a currency at the exercise price until the option expires. A call option gives the Fund the right to purchase a currency at the exercise price until the option expires. Both types of options serve to insure against adverse currency price movements in the underlying portfolio assets designated in a given currency. The Fund's use of options on currencies will be subject to the same limitations as its use of options on securities, described above and in the prospectus. Currency options may be subject to position limits which may limit the ability of the Fund to fully hedge its positions by purchasing the options.

         As in the case of interest rate futures contracts and options thereon, described below, the Fund may hedge against the risk of a decrease or increase in the U.S. dollar value of a foreign currency denominated debt security which the Fund owns or intends to acquire by purchasing or selling options contracts, futures contracts or options thereon with respect to a foreign currency other than the foreign currency in which such debt security is denominated, where the values of such different currencies (vis-a-vis the U.S. dollar) historically have a high degree of positive correlation.

         Futures Contracts and Options on Futures. The Fund will not enter into futures contracts or options on futures contracts unless (i) the aggregate initial margins and premiums do not exceed 5% of the fair market value of its assets and (ii) the aggregate market value of its outstanding futures contracts and the market value of the currencies and futures contracts subject to outstanding options written by the Fund, as the case may be, do not exceed 50% of its total assets. It is anticipated that these investments, if any, will be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. Government Securities.

         A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

         Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

         In the event the Fund sells a put option or enters into long futures contracts, under current interpretations of the 1940 Act, an amount of cash, U.S. Government Securities or other liquid securities equal to the market value of the contract must be deposited and maintained in a segregated account with its custodian (the "Custodian") of the Fund to collateralize the positions, in order for the Fund to avoid being treated as having issued a senior security in the amount of its obligations. For short positions in futures contracts and sales of call options, the Fund may establish a segregated account (not with a futures commission merchant or broker) with cash, U.S. Government Securities or other high grade debt securities that, when added to amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the instruments or currency underlying the futures contracts or call options, respectively (but are no less than the stock price of the call option or the market price at which the short positions were established).

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities which the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) which the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's Custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or other liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its Custodian with respect to such futures contracts.

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates and a consequent reduction in the value of portfolio securities.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

         Currency Futures and Options Thereon. Generally, foreign currency futures contracts and options thereon are similar to the interest rate futures contracts and options thereon discussed previously. By entering into currency futures and options thereon, the Fund will seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, the Fund will seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever the Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to "lock in" the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, the Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus, if the Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to "lock in" the price in U.S. dollars of the securities it intends to acquire.

         The purchase of options on currency futures will allow the Fund, for the price of the premium and related transaction costs it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires. If the Investment Adviser, in purchasing an option, has been correct in its judgment concerning the direction in which the price of a foreign currency would move as against the U.S. dollar, the Fund may exercise the option and thereby take a futures position to hedge against the risk it had correctly anticipated or close out the option position at a gain that will offset, to some extent, currency exchange losses otherwise suffered by the Fund. If exchange rates move in a way the Fund did not anticipate, however, the Fund will have incurred the expense of the option without obtaining the expected benefit; any such movement in exchange rates may also thereby reduce rather than enhance the Fund's profits on its underlying securities transactions.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

         Limitations on the Purchase and Sale of Futures Contracts and Options on Futures Contracts. Subject to the guidelines of the Board of Trustees, the Fund may engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the Commodity Futures Trading Commission (the "CFTC").

         Regulations of the CFTC currently applicable to the Fund permit the Fund's futures and options on futures transactions to include (i) bona fide hedging transactions without regard to the percentage of the Fund's assets committed to margin and option premiums and (ii) non-hedging transactions, provided that the Fund not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums would exceed 5% of the market value of the Fund's liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions.

         In addition, investment in future contracts and related options generally will be limited by the rating agency guidelines.

         Forward Currency Exchange Contracts. Subject to guidelines of the Board of Trustees, the Fund may enter into forward foreign currency exchange contracts to protect the value of its portfolio against uncertainty in the level of future currency exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which its securities are or may be denominated. The Fund may enter into such contracts on a spot (i.e., cash) basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. The Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that its forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets consisting of cash, U.S. Government Securities or other liquid securities with its Custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding its commitment with respect to the contracts.

         The dealings of the Fund in forward foreign currency exchange are limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of one forward foreign currency for another currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or its payment of dividends and distributions. Position hedging is the purchase or sale of one forward foreign currency for another currency with respect to portfolio security positions denominated or quoted in the foreign currency to offset the effect of an anticipated substantial appreciation or depreciation, respectively, in the value of the currency relative to the U.S. dollar. In this situation, the Fund also may, for example, enter into a forward contract to sell or purchase a different foreign currency for a fixed U.S. dollar amount where it is believed that the U.S. dollar value of the currency to be sold or bought pursuant to the forward contract will fall or rise, as the case may be, whenever there is a decline or increase, respectively, in the U.S. dollar value of the currency in which its portfolio securities are denominated (this practice being referred to as a "cross-hedge").

         In hedging a specific transaction, the Fund may enter into a forward contract with respect to either the currency in which the transaction is denominated or another currency deemed appropriate by the Investment Adviser. The amount the Fund may invest in forward currency contracts is limited to the amount of its aggregate investments in foreign currencies.

         The use of forward currency contracts may involve certain risks, including the failure of the counterparty to perform its obligations under the contract, and such use may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged or used for cover. The Fund will only enter into forward currency contracts with parties which the Investment Adviser believes to be creditworthy institutions.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon which the Fund has written and which the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon and forward contracts by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of interest and foreign currency rates. If the Investment Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts, Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities and currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, securities of foreign issuers ("Foreign Securities"). The value of such positions also could be adversely affected by
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) less trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

         Commodities-Linked Equity Derivative Instrument Risk. The Fund may invest in structured notes that are linked to one or more underlying commodities. Such structured notes provide exposure to the investment returns of physical commodities without actually investing directly in physical commodities. Such structured notes in which the Fund expects to invest are hybrid instruments that have substantial risks, including risk of loss of all or a significant portion of their principal value. Because the payouts on these notes are linked to the price change of the underlying commodities, these investments are subject to market risks that relate to the movement of prices in the commodities markets. They may also be subject to additional special risks that do not affect traditional equity and debt securities that may be greater than or in addition to the risks of derivatives in general, including risk of loss of interest, risk of loss of principal, lack of liquidity and risk of greater volatility.

         Risk of loss of interest. If payment of interest on a structured note or other hybrid instrument is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss in value of the underlying instrument.

         Risk of loss of principal. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular instrument in the Fund's portfolio may be significantly higher than 50% of the value of the investment.

         Lack of secondary market. A liquid secondary market may not exist for the specially created hybrid instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or accurately value them.

         Risk of greater volatility. The value of the commodities-linked equity derivative investments the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of these hybrid instruments as they may increase or decrease in value more quickly than the underlying commodity index, futures contract or other economic variable.

         Risks of Currency Transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulation, or exchange restrictions imposed by governments. These forms of governmental action can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

         Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. The Fund will require that the value of such underlying securities, together with any other collateral held by the Fund, always equals or exceeds the amount of the repurchase obligations of the counter party. The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

         If the financial institution which is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss.

         Loans of Portfolio Securities. Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 20% of the value of the Fund's total assets. The Fund's ability to lend portfolio securities will be limited by the rating agency guidelines.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Investment Adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. The Board of Trustees will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counter party to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

         When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable by the Investment Adviser.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class. In the event the Fund were to issue any preferred shares, the approval of a majority of such shares voting as a separate class would also be required. Such majority vote requires the lesser of (i) 67% of the Fund's applicable shares represented at a meeting at which more than 50% of the applicable shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the Fund's applicable shares outstanding. Except as otherwise noted, all percentage limitations set forth below apply after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. The Fund may not:

         (1) other than with respect to its investments in Gold Companies and Natural Resources Companies, invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry. This restriction does not apply to investments in U.S. government securities and investments in the gold industries and the natural resources industries.

         (2) purchase commodities or commodity contracts if such purchase would result in regulation of the Fund as a commodity pool operator;

         (3) purchase or sell real estate, provided the Fund may invest in securities and other instruments secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

         (4) make loans of money or other property, except that (i) the Fund may acquire debt obligations of any type (including through extensions of credit), enter into repurchase agreements and lend portfolio assets and (ii) the Fund may lend money or other property to other investment companies advised by the Investment Adviser pursuant to a common lending program to the extent permitted by applicable law;

         (5)    borrow money, except to the extent permitted by applicable law;

         (6) issue senior securities, except to the extent permitted by applicable law; or

         (7) underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under applicable law in selling portfolio securities; provided, however, this restriction shall not apply to securities of any investment company organized by the Fund that are to be distributed pro rata as a dividend to its shareholders.

         In addition, the Fund's Investment Objective is a fundamental policy. Unless specifically stated as such, no policy of the Fund is fundamental and each policy may be changed by the Board of Trustees without shareholder approval.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Investment Adviser, the Fund's Custodian and the Fund's transfer agent. The day-to-day operations of the Fund are delegated to the Investment Adviser.

         Bruce N. Alpert is the sole initial trustee of the Fund. Following is a list of his present positions, principal occupations during the past five years and his positions with certain other organizations and companies. It is expected that other Trustees will be elected.

Trustees


 Name (and Age), Position        Term of Office             Principal
     with the Fund and            and Length of         Occupation During
   Business Address(1)            Time Served            Past Five Years
   -----------------              -----------            ---------------

Bruce N. Alpert (53)               Since 2005         [Executive Vice President
President                                             and Chief Operating
                                                      Officer of the Investment
                                                      Adviser since June 1988;
                                                      Director and President of
                                                      Gabelli Advisers, Inc.;
                                                      Officer of all other
                                                      registered investment
                                                      companies in the Gabelli
                                                      fund complex.]

_______________________________________________________________________________

(1)  Address:  One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

Prior to this offering, all of the outstanding shares of the Fund were owned by Gabelli Funds, LLC.

                                                        Aggregate Dollar Range
                                                        of Equity Securities in
                         Dollar Range of Equity        all Registered Investment
 Name of Trustee         Securities in the Fund*        Companies Overseen by
 ---------------         ----------------------          Trustees in Family of
                                                          Investment Companies
                                                          --------------------

Bruce Alpert                [          ]                    [        ]


* As of [   ], 2005, Trustees do not own equity securities of the Fund because the Fund is a newly organized, closed-end investment company.

         The Trustees serving on the Fund's Nominating Committee are [  ] and
[   ]. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         [ ], [ ] and [ ], who are not "interested persons" of the Fund as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent registered public accounting firm.

Remuneration of Trustees and Officers

         The Fund pays each Trustee who is not an officer or employee of the Investment Adviser or its affiliates a fee of $[__] per year plus $[__] per board meeting attended in person ($[__] if attended telephonically) and $[__] per committee meeting attended, together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         [The following table shows the compensation that it is anticipated the Trustees will earn in their capacity as Trustees during the [remainder] of the Fund's Fiscal Year ending December 31, 2005.] The table also shows, for the year ended December 31, [2004], the compensation Trustees earned in their capacity as Trustees for other funds in the Gabelli fund complex.

                              COMPENSATION TABLE


                                                Total Compensation From the Fund
Name of Person      Estimated Compensation             and Fund Complex
 and Position            From the Fund                Paid to Trustees*
 ------------            -------------                -----------------


Total

_______________________________________________________________________________

* Represents the total compensation paid to such persons during the calendar year ended December 31, 2004 by investment companies (including the Fund) or portfolios thereof from which such person receives compensation that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisers. The total does not include, among other things, out of pocket Trustee expenses. The number in parenthesis represents the number of such investment companies.


Indemnification of Officers and Trustees; Limitations on Liability

         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund to the fullest extent permitted by law. However, nothing in the Agreement and Declaration of Trust of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

Investment Advisory and Administrative Arrangements

         Gabelli Funds, LLC acts as the Fund's Investment Adviser pursuant to the investment advisory agreement between the Fund and the Investment Adviser (the "Investment Advisory Agreement"). The Investment Adviser is a New York Limited Liability Corporation with principal offices located at One Corporate Center, Rye, New York 10580. The Investment Adviser was organized in 1999 and is the successor to Gabelli Funds, Inc., which was organized in 1980. As of [__], the Investment Adviser acted as registered investment adviser to [__] management investment companies with aggregate net assets of $[__]. The Investment Adviser, together with the other affiliated investment advisers noted below had assets under management totaling approximately $[__] as of [__]. GAMCO Investors, Inc., an affiliate of the Investment Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments, and as a sub-adviser to management investment companies having aggregate assets of $[__] under management as of [__]. Gabelli Fixed Income LLC, an affiliate of the Investment Adviser, acts as investment adviser for The Treasurer's Funds (money market funds) and separate accounts having aggregate assets of $[__] under management as of [__]. Gabelli Advisers, Inc., an affiliate of the Investment Adviser, acts as investment manager to the Gabelli Westwood Funds having aggregate assets of $[__] under management as of [__].

         Affiliates of the Investment Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their investment advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Investment Adviser or their investment advisory accounts have or acquire a significant position in the same securities. However, the Investment Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objective. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Investment Adviser or the investment advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Investment Adviser or its affiliates have a substantial pecuniary interest. The Investment Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO Investors Inc. In addition, portfolio companies or their officers or directors may be minority shareholders of the Investment Adviser or its affiliates.

         The Investment Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a New York corporation, whose Class A Common Stock is traded on the New York Stock Exchange (the "NYSE") under the symbol "GBL." Mr. Mario
J. Gabelli may be deemed a "controlling person" of the Investment Adviser on the basis of his ownership of a majority of the stock and voting power of Gabelli Group Capital Partners, Inc., which owns a majority of the capital stock and voting power of Gabelli Asset Management Inc.

         Under the terms of the Investment Advisory Agreement, the Investment Adviser manages the portfolio of the Fund in accordance with its stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and manages its other business and affairs, all subject to the supervision and direction of the Fund's Board of Trustees. In addition, under the Investment Advisory Agreement, the Investment Adviser oversees the administration of all aspects of the Fund's business and affairs and provides, or arranges for others to provide, at the Investment Adviser's expense, certain enumerated services, including maintaining the Fund's books and records, preparing reports to the Fund's shareholders and supervising the calculation of the net asset value of its shares. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Investment Advisory Agreement.

         The Investment Advisory Agreement combines investment advisory and administrative responsibilities in one agreement. For services rendered by the Investment Adviser on behalf of the Fund under the Investment Advisory Agreement, the Fund pays the Investment Adviser a fee computed daily and paid monthly at the annual rate of [ ]% of the average weekly total assets of the Fund. This fee will be reduced each year following the fifth anniversary of the Investment Advisory Agreement by [ ] basis points until the eighth anniversary, after which time the Investment Adviser will be compensated at an annual rate of [ ]% of the Fund's average weekly total assets.

         The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Investment Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Investment Advisory Agreement, the Fund has agreed that the name "Gabelli" is the Investment Adviser's property, and that in the event the Investment Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "Gabelli."

         Pursuant to its terms, the Investment Advisory Agreement will remain in effect with respect to the Fund until the second anniversary of sole shareholder approval of such Agreement, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

[Discussion re Approval of Investment Advisory Agreement]

         The Investment Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

                          DIVIDENDS AND DISTRIBUTIONS

         The Fund, along with other closed-end registered investment companies advised by the Investment Adviser, is covered by an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder permitting the Fund to make periodic distributions of long-term capital gains provided that any distribution policy of the Fund with respect to its common shares calls for periodic (e.g., quarterly or semi-annually, but in no event more frequently than monthly) distributions in an amount equal to a fixed percentage of the Fund's average net asset value over a specified period of time or market price per common share at or about the time of distribution or pay-out of a fixed dollar amount. The exemption also permits the Fund to make such distributions with respect to its senior securities, if any, in accordance with such shares' terms.

         Were such a policy adopted, to the extent the Fund's total monthly distributions for a year exceed its net investment company taxable income (interest, dividends and net short-term capital gains in excess of expenses) and net realized long-term capital gains for that year, the excess would generally constitute a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares. Any distributions which (based upon the Fund's full year performance) constitute a tax-free return of capital would reduce a shareholder's tax basis in the common shares, thereby increasing such shareholder's potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a shareholder in excess of the basis in the common shares would generally be taxable to the shareholder as capital gain. See "Taxation." Quarterly distribution notices provided by the Fund to its shareholders will describe the portion of the monthly distributions which, in the Fund's good faith judgment, would constitute capital gain, investment company taxable income or a return of capital. The final determination of the source of such distributions for federal income tax purposes will be made shortly after year end based on the Fund's actual net investment company taxable income and net capital gain for that year and would be communicated to shareholders promptly.

                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Investment Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. However, Gabelli & Company, Inc. may execute transactions in the over-the-counter markets on an agency basis and receive a stated commission therefrom. To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions may be executed through Gabelli & Company, Inc. and its broker-dealer affiliates if, in the judgment of the Investment Adviser, the use of those broker-dealers is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in particular transactions, the affiliated broker-dealers charge the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions and comparable to rates charged by other broker-dealers for similar transactions. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Investment Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information, or other services (e.g., wire services) to the Investment Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Investment Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Investment Adviser in connection with the Fund. Conversely, such information provided to the Investment Adviser and its affiliates by brokers and dealers through whom other clients of the Investment Adviser and its affiliates effect securities transactions may be useful to the Investment Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those for the other accounts managed by the Investment Adviser and its affiliates, investments of the kind made by the Fund may also be made for those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Investment Adviser and its affiliates to allocate such purchases and sales in a manner deemed fair and equitable to all of the accounts, including the Fund.

                               PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. The portfolio turnover rate may vary from year to year and will not be a factor when the Investment Adviser determines that portfolio changes are appropriate. For example, an increase in the Fund's participation in risk arbitrage situations would increase the Fund's portfolio turnover rate. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. The Fund anticipates that its annual portfolio turnover rate will not exceed 100%.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's common shares. This discussion assumes you are a U.S. person and that you hold your common shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).

         The discussions set forth herein and in the prospectus do not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

         (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources, which are referred to herein as "Qualifying Income": (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income for the items described in (a) above (each a "Qualified Publicly Traded Partnership").

         (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

Income from the Fund's investments in grantor trusts and equity interest of MLPs that are not Qualified Publicly Traded Partnerships (if any) will be Qualifying Income to the extent it is attributable to items of income of such trust or MLP that would be Qualifying Income if earned directly by the Fund.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders, provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and
(ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income at least annually. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         The MLPs in which the Fund intends to invest are expected to be treated as partnerships for U.S. federal income tax purposes. The cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year. If the amount of income allocated by an MLP to the Fund exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the requirements for maintaining its status as a regulated investment company or avoiding U.S. federal income or excise taxes. Accordingly, the Fund may have to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

         The Fund expects that the income derived by the Fund from the MLPs in which it invests will be Qualifying Income. If, however, an MLP in which the Fund invests is not a Qualified Publicly Traded Partnership, the income derived by the Fund from such investment may not be Qualifying Income and, therefore, could adversely affect the Fund's status as a regulated investment company. The Fund intends to monitor its investments in MLPs to prevent the disqualification of the Fund as a regulated investment company.

         Canadian Royalty Trusts may be treated as corporations, partnerships or grantor trusts for U.S. federal income tax purposes. If the Fund invests in a Canadian Royalty Trust that is treated as corporation for U.S. federal income tax purposes, the income and gain generated by the Fund from such investment will be Qualifying Income. If such Canadian Royalty Trust does not provide its shareholders with U.S. tax reporting information, 100 percent of the distributions received by the Fund from such Canadian Royalty Trust will be treated as dividend income even if a portion of such distribution actually represents a return of capital. If the Fund invests in a Canadian Royalty Trust that is treated as a partnership or grantor trust for U.S. federal income tax purposes, the portion of income and gain generated by the Fund from such investment that is Qualifying Income will generally depend upon the amount and type of income and assets of such Canadian Royalty Trust. If, however, a Canadian Royalty Trust in which the Fund invests is a Qualified Publicly Traded Partnership, the income derived by the Fund from such investments will be Qualifying Income. Certain of the Canadian Royalty Trust in which the Fund invests may be PFICs (as defined below). The Fund intends to monitor its investments in Canadian Royalty Trusts to prevent the disqualification of the Fund as a regulated investment company.

         The premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

         The Fund's transactions in foreign currencies, forward contracts, options, futures contracts (including options and futures contracts on foreign currencies) and short sales, to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions," "straddles" and "constructive sales") that may, among other things, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to common shareholders. Certain of these provisions may also (a) require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), (b) cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes, (c) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income and (d) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment.

         The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

         If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs are not treated as qualified dividend income, as discussed below under "Taxation of Shareholders." Certain of the Canadian Royalty Trusts in which the Fund invests may be PFICs.

         If the Fund invests in the stock of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.

         The Fund may invest in debt obligations purchased at a discount with the result that the Fund may be required to accrue income for U.S. federal income tax purposes before amounts due under the obligations are paid. The Fund may also invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield securities"). A portion of the interest payments on such high yield securities may be treated as dividends for certain U.S. federal income tax purposes.

         Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contacts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

         Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make such an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income liability. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which may be available for the deduction or credit.

Taxation of Shareholders

         The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its common shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your common shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your common shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. If the Fund enters into a securities lending transaction, any payments received by the Fund in lieu of dividends paid on such loaned securities are not qualified dividend income. If you elect to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, you may not treat such dividends as qualified dividend income. Although the Fund expects that it will invest in stocks that generate qualified dividend income, the Fund's options transactions will, to a certain extent, limit the Fund's ability to pay ordinary income dividends that are treated as qualified dividend income for the shareholders. Dividends paid by PFICs are not treated as qualified dividend income.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your common shares, and thereafter as capital gain from the sale of common shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your common shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your common shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional common shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The price of common shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing common shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Fund.

         The sale or other disposition of common shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such common shares for more than one year at the time of sale. Any loss upon the sale or exchange of common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such common shares. Any loss you realize on a sale or exchange of common shares will be disallowed if you acquire other common shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the common shares. In such case, your tax basis in the common shares acquired will be adjusted to reflect the disallowed loss.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the common shares offered pursuant to the prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to the prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of distributions to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Proxy Voting Procedures

         The Fund has adopted the proxy voting procedures of the Investment Adviser and has directed the Investment Adviser to vote all proxies relating to the Fund's voting securities in accordance with such procedures. The proxy voting procedures are set forth below as Appendix A to this SAI.

Code of Ethics

         The Fund and the Investment Adviser have adopted a code of ethics. This code of ethics sets forth restrictions on the trading activities of Trustees/directors, officers and employees of the Fund, the Investment Adviser and their affiliates. For example, such persons may not purchase any security for which the Fund has a purchase or sale order pending, or for which such trade is under consideration. In addition, those Trustees/directors, officers and employees that are principally involved in investment decisions for client accounts are prohibited from purchasing or selling for their own account for a period of seven days a security that has been traded for a client's account, unless such trade is executed on more favorable terms for the client's account and it is determined that such trade will not adversely affect the client's account. Short-term trading by such trustee/directors, officers and employees for their own accounts in securities held by a Fund client's account is also restricted. The above examples are subject to certain exceptions and they do not represent all of the trading restrictions and policies set forth by the code of ethics. The code of ethics is on file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The code of ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the code of ethics may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Code of Conduct for Chief Executive and Senior Financial Officers

         The Fund and the Investment Adviser have adopted a code of conduct. This code of conduct sets forth policies to guide the chief executive and senior financial officers in the performance of their duties. The code of conduct is on file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The code of ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the code of ethics may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                      [__]

                              FINANCIAL STATEMENTS

                                    [___]

                       [APPENDIX A - PROXY VOTING POLICY]

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1) Financial Statements

        Part A

        [To be produced.]

        Part B

        [To be produced.]

(2) Exhibits

       (a)    Agreement and Declaration of Trust of Registrant
       (b)    By-Laws of Registrant
       (c)    Not applicable
       (d)    Form of Specimen Share Certificate (1)
       (e)    Automatic Dividend Reinvestment and Voluntary Cash Purchase
              Plan of Registrant(1)
       (f)    Not applicable
       (g) Form of Investment Advisory Agreement between Registrant and Gabelli Funds, LLC(1)
       (h)    Form of Underwriting Agreement(1)
       (i)    Not applicable
       (j)    Form of Custodian Contract (1)
       (k)    Form of Registrar, Transfer Agency and Service Agreement (1)
       (l)    Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
              LLP with respect to legality(1)
       (m)    Not applicable
       (n)    (i)   Consent of Independent Registered Public Accounting Firm (1)
              (ii)  Powers of Attorney(1)
       (o)    Not applicable
       (p)    Form of Initial Subscription Agreement (1)
       (q)    Not applicable
       (r)    (i)  Code of Ethics of the Fund and the Investment Adviser(1)
              (ii) Code of Conduct for Chief Executive and Senior Financial
                   Officers(1)

___________________

(1)    To be filed by Amendment.


Item 25. Marketing Arrangements

         Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.

Item 26. Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Exchange listing fee......................................................[    ]
SEC Registration fees.....................................................[    ]
Printing/engraving expenses...............................................[    ]
Accounting fees...........................................................[    ]
Legal fees................................................................[    ]
NASD fee..................................................................[    ]
Underwriter Reimbursement.................................................[    ]
Miscellaneous.............................................................[    ]
     Total................................................................[    ]


Item 27. Persons Controlled by or Under Common Control with Registrant

         NONE


Item 28. Number of Holders of Securities as of [ ], 2005

                                                               Number of Record
Title of Class                                                     Holders
--------------                                                 -----------------
Common Shares of Beneficial Interest                                   0


Item 29. Indemnification

         Article IV of the Registrant's Agreement and Declaration of Trust provides as follows:

         4.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

         4.2 Mandatory Indemnification. (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

               (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

               (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met:
(1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

               (e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification has been approved by a majority of the Trustees.

         4.3 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         4.4 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Investment Advisory Agreement indemnification provisions to be filed by Amendment.

Underwriter indemnification provisions to be filed by Amendment.

Item 30. Business and Other Connections of Investment Adviser

         The Investment Adviser, a limited liability company organized under the laws of the State of New York, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and Trustees of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those officers and Trustees during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-26202).

Item 31. Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the office of the Investment Adviser at One Corporate Center, Rye, New York 10580-1422, in part at the offices of the Custodian, [_______], in part at the offices of the Fund's sub-administrator, [_______], and in part at the offices of [______].

Item 32. Management Services

         Not applicable.

Item 33. Undertakings

         1. Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.    Not applicable.

         3.    Not applicable.

         4.    Not applicable.

         5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

               Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

         6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Rye, State of New York, on the 12th day of January, 2005.


                                         THE GABELLI GLOBAL GOLD, NATURAL
                                         RESOURCES & INCOME TRUST


                                         By:  /s/ Bruce N. Alpert
                                             ---------------------------------
                                             Bruce N. Alpert
                                             Sole Initial Trustee, President,
                                             Chief Executive Officer
                                             and Chief Financial Officer


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 12th day of January, 2005.

NAME                                         TITLE
                                             Sole Initial Trustee, President,
/s/ Bruce N. Alpert                          Chief Executive Officer and
-----------------------------                Chief Financial Officer
Bruce N. Alpert

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                     DESCRIPTION OF EXHIBIT
------                     ----------------------

EX-99 (a)                  Agreement and Declaration of Trust of Registrant
EX-99 (b)                  By-Laws of Registrant